[logo - American Funds(R)]

The right choice for the long termSM

THE TAX-EXEMPT BOND FUND OF AMERICA

[cover photograph: business meeting]

Semi-annual report for the six months ended February 28, 2003

THE TAX-EXEMPT BOND FUND OF AMERICA(R)

The Tax-Exempt Bond Fund of America is one of the 29 American Funds, the nation's third-largest mutual fund family. For more than seven decades, Capital Research and Management Company,SM the American Funds adviser, has invested with a long-term focus based on thorough research and attention to risk.

The Tax-Exempt Bond Fund of America seeks a high level of federally tax-free current income, consistent with preservation of capital, through a diversified portfolio of municipal bonds.

Fund results in this report were calculated for Class A shares at net asset value (without a sales charge) unless otherwise indicated. Here are total returns and average annual compound returns with all distributions reinvested for periods ended March 31, 2003 (the most recent calendar quarter), assuming payment of the 3.75% maximum sales charge at the beginning of the stated periods -- 10 years: +73.21%, or +5.65% a year; 5 years: +24.74%, or +4.52% a year; 12 months: +4.46%.

The fund's 30-day yield for Class A shares as of March 31, 2003, calculated in accordance with the Securities and Exchange Commission formula, was 3.34%. The fund's distribution rate for Class A shares as of that date was 4.06%. The SEC yield reflects the rate at which the fund is earning income on its current portfolio of securities, while the distribution rate reflects the fund's past dividends paid to shareholders. Accordingly, the fund's SEC yield and distribution rate may differ.

Results for other share classes can be found on page 48. Please see the inside back cover for important information about other share classes. For the most current investment results, please refer to americanfunds.com.

FIGURES SHOWN ARE PAST RESULTS AND ARE NOT PREDICTIVE OF FUTURE RESULTS. SHARE PRICE AND RETURN WILL VARY, SO YOU MAY LOSE MONEY. INVESTING FOR SHORT PERIODS MAKES LOSSES MORE LIKELY. INVESTMENTS ARE NOT FDIC-INSURED, NOR ARE THEY DEPOSITS OF OR GUARANTEED BY A BANK OR ANY OTHER ENTITY. Income may be subject to state or local income taxes. Also, distributions from gains on the sale of certain bonds purchased at less than par value and capital gains distributions, if any, are taxable. Certain other income, as well as capital gain distributions, may be taxable.

Pictured on cover: Portfolio counselors Neil Langberg, David Hoag, Brenda Ellerin, Ed Nahmias.

FELLOW SHAREHOLDERS:

[photograph: close-up of architectural column]

The first half of the Tax-Exempt Bond Fund of America's fiscal year was dominated by uneven economic activity, continued stock market volatility and geopolitical uncertainty. Against this gloomy backdrop, the fund continued to generate a steady stream of income that is free of most federal taxes. During the six months ended February 28, it paid investors monthly dividends totaling 27 cents a share. The fund also distributed 2 cents a share in capital gains, paid on December 2, 2002.

o If you reinvested your dividends, your income return was 2.20%, or 4.40% annualized.

o If you took your dividends in cash, they represented an income return of 2.18%, or 4.36% annualized. (Please see table on page 3 to determine the tax-equivalent yield.)

Share value improved slightly during the period, producing a total return of 2.78%, assuming you reinvested your dividends. The unmanaged Lehman Brothers Municipal Bond Index, which measures a wide array of tax-exempt bonds, but reflects no expenses, generated a total return of 3.36%. The Lipper General Municipal Debt Funds Average of comparable funds had a total return of 2.63% over the same period. Looking at 12-month results, The Tax-Exempt Bond Fund of America generated a total return (with dividends reinvested) of 6.82%, compared with 7.67% for the Lehman Brothers Municipal Bond Index and 6.37% for the Lipper average.

[Begin Sidebar]
INVESTMENT HIGHLIGHTS THROUGH FEBRUARY 28, 2003

6-MONTH TOTAL RETURN                                           +2.78%
(income plus capital changes, with dividends reinvested)

12-MONTH TOTAL RETURN                                          +6.82%
(income plus capital changes, with dividends reinvested)

TAX-FREE DISTRIBUTION RATE FOR FEBRUARY                        +4.17%
(income return only, reflecting maximum sales charge)

TAXABLE EQUIVALENT DISTRIBUTION RATE                           +6.79%
(as of February 28, assuming a 38.6% federal tax rate)

SEC 30-DAY TAX-FREE YIELD AS OF FEBRUARY 28                    +3.54%
(reflecting maximum sales charge)

TAXABLE EQUIVALENT SEC YIELD                                   +5.77%
(for February, assuming a 38.6% federal tax rate)

Distribution rates and yield are annualized.
For current yield information, please call toll-free: 800/421-0180.
[End Sidebar]

THE SIX MONTHS IN PERSPECTIVE

Tensions in the Middle East and on the Korean peninsula contributed heavily to investor skittishness during the period. Oil prices surged and business spending remained anemic, helping to extend the stock market's three-year losing streak. Investors responded by fleeing to the bond market, pushing the yield on the U.S. Treasury's benchmark 10-year note to its lowest level in 44 years.

Wall Street's pain is being felt across the country. Once flush with revenues from income and capital gains taxes, more than 40 states and many local governments now confront a severe budget crunch. Unlike the federal government, states do not have the luxury of running deficits. To help close their widening budget gaps, many are relying on a mix of spending cuts, tax hikes and the issuance of record levels of municipal bonds.

PORTFOLIO REVIEW

In managing the fund's portfolio, we strive for stable, above average total returns over long periods of time. To maximize yields, a bond investor can buy lower rated or longer term bonds. However, we find neither option attractive at the moment. In the first instance, the yields on lower rated bonds aren't much greater than those on higher rated bonds and thus are not worth the extra risk. As for buying longer term bonds, the yield curve currently rises steeply for short- and medium-term bonds, and then flattens out. For example, AAA-rated bonds maturing in 30 years were yielding, as of mid-March, approximately 4.80%. But 15-year bonds were yielding nearly as much, 4.38%. Thus, there is little incentive to invest in long-term bonds when we can earn most of their yield by investing in securities with much shorter maturities. There is also little incentive to go long when yields hover at or near historic lows. Our holdings generally reflect this judgment, though we continue to have some high-conviction research ideas in longer term maturities.

In terms of sectors, we are finding value in hospital bonds and some corporate-backed bonds, which depend on corporate revenue to service debt. The fund is well diversified, holding 880 debt issues and securities from 45 states and U.S. territories.

LONG-TERM PERSPECTIVE

Close attention to risk and an emphasis on capital preservation are priorities in every investment decision we make. This approach tends to be particularly effective during times of market uncertainty. We also invest with a long-term perspective. The last five years -- a period spanning the stock market's dramatic rise and fall -- shows the value in this. Your fund produced a total return -- mostly exempt from federal taxes -- of 30.05%, or 5.40% on an annualized basis. In contrast, the unmanaged Standard & Poor's 500 Composite Index, which tracks large companies listed on U.S. exchanges and includes no expenses, had a return of -14.05%, or -2.98% annualized. This is a stark illustration of how a municipal bond fund, as part of a diversified portfolio, can help preserve capital while reducing investment volatility. It is also worth mentioning that in this market, yields on municipal bonds nearly equal those of Treasury bonds -- but income from municipals is tax-exempt.

In short, given their relatively low risks and relatively high yields, we think municipal bond funds are very attractive investments. The number of shareholder accounts in The Tax-Exempt Bond Fund of America has grown by 15% in the past six months, and many of our long-time shareholders have increased their investments during the period. To each of you, thank you for your confidence in us. We are committed to helping you meet your long-term financial goals.

Cordially,
/s/ Paul G. Haaga, Jr.
Paul G. Haaga, Jr.
Chairman of the Board

/s/ Neil L. Langberg
Neil L. Langberg
President

April 11, 2003

[Begin Sidebar]

Why tax-free investing can be worthwhile

                                                                                                The fund's 4.17%
                                                                                            tax-exempt distribution
                                                                          Current             rate in February(2) is
                        Your taxable income                            2003 federal         equivalent to a taxable
             Single                              Joint                   tax rate(1)          distribution rate of:

$            0 -        6,000       $           0 -       12,000           10.0%                    4.63%
         6,001 -       28,400              12,001 -       47,450           15.0                     4.91
        28,401 -       68,800              47,451 -      114,650           27.0                     5.71
        68,801 -      143,500             114,651 -      174,700           30.0                     5.96
       143,501 -      311,950             174,701 -      311,950           35.0                     6.42
          Over 311,950                       Over 311,950                  38.6                     6.79

For comparison, the yield on the 10-year U.S. Treasury is 3.90%.

(1) The federal rates are marginal rates. They do not include an adjustment for the loss of personal exemptions and the phase-out of itemized deductions that are applicable to certain taxable income levels.

(2) The fund's distribution rate in the Investment Highlights table is based on offering price and therefore reflects the effects of the maximum sales charge on the initial investment. It is not a projection of future results, which will be affected by, among other things, interest rate levels, changes in the value of portfolio securities, the effects of portfolio transactions and fund expenses.

[End Sidebar]

INVESTMENT PORTFOLIO        February 28, 2003
unaudited

[begin pie chart]
GEOGRAPHIC BREAKDOWN

Texas 12.04%
Illinois 10.24%
New York 9.14%
Washington 6.89%
Florida 5.10%
California 4.74%
Other states 43.29%
Cash & short-term securities 8.56%
[end pie chart]

[begin pie chart]
QUALITY RATINGS

Aaa/AAA 38.52%
Aa/AA 18.50%
A/A 9.14%
Baa/BBB 13.13%
Below investment-grade 12.15%
Cash & short-term securities 8.56%
[end pie chart]


                                                                                              Principal         Market
                                                                                                 amount          value
Fixed-income securities - 91.44%                                                                   (000)          (000)

Alabama  -  0.84%
Public School and College Auth., Capital Improvement Pool Bonds,
Series 2001-A, 5.625% 2015                                                                       $5,255         $5,919
Special Care Fac. Fncg. Auth. of the City of Huntsville - Carlton Cove,
Retirement Fac. Rev. Bonds (Carlton Cove, Inc. Project), Series 2001, 8.125% 2031                 9,000          8,983
Jefferson County, Sewer Rev. Capital Improvement Warrants, Series 1999-A,
FGIC insured, 5.125% 2029                                                                         2,865          2,916
Health Care Auth. of Lauderdale County and the City of Florence, Coffee Health
Group, Series 2000-A Bonds, MBIA insured, 5.50% 2009                                              1,150          1,299
21st Century Auth., Tobacco Settlement Rev. Bonds:
 Series 2000, 5.75% 2020                                                                          2,000          2,004
 Series 2001, 5.50% 2021                                                                          6,000          5,819


Alaska  -  1.41%
Housing Fin. Corp.:
 Collateralized Bonds (Veterans Mortgage Program), Series 1992-A1, 6.75% 2032                       890            908
 Rev. Bonds, Series 1998-A1, 5.30% 2017                                                           5,380          5,657
Municipality of Anchorage:
 G.O. Ref. General Purpose Bonds, Series 1995-B, FGIC insured, 6.00% 2012                         2,895          3,470
 Municipal Light & Power, Senior Lien Ref. Electric Rev. Bonds, Series 1996,
MBIA insured, 6.50% 2014                                                                          5,000          6,257
North Slope Borough, G.O. Bonds, Series 1997-A, MBIA insured, 0% 2008                            10,935          9,392
Northern Tobacco Securitization Corp., Tobacco Settlement Asset-backed Bonds:
 Series 2000:
  5.80% 2012                                                                                      4,785          4,981
  6.20% 2022                                                                                      2,235          2,278
 Series 2001, 5.375% 2021                                                                        12,850         12,287


Arizona  -  0.55%
Health Facs. Auth., Rev. Bonds (Catholic Healthcare West),
Series 1999-A, 6.125% 2009                                                                        3,290          3,620
Transportation Excise Tax Rev. Bonds (Maricopa County Regional Area Road Fund),
Series 2002, 3.00% 2005                                                                           5,000          5,226
Industrial Dev. Auth. of the County of Maricopa, Health Fac. Rev. Bonds
(Catholic Healthcare West Project), Series 1998-A:
 5.25% 2006                                                                                       2,850          3,027
 5.00% 2016                                                                                       1,000            936
Industrial Dev. Auth. of the County of Pima, Education Rev. Bonds (Charter
Schools Project), Series 2002-E, 7.25% 2031                                                       4,520          4,644


California  -  4.74%
G.O. Bonds:
 6.00% 2018                                                                                       5,000          5,897
 6.00% 2019                                                                                       5,000          5,880
Educational Facs. Auth., Rev. Bonds, Stanford University, Series N, 5.35% 2027                    3,000          3,156
Housing Fin. Agcy., Single-family Mortgage Bonds, Series 1997-C4, Class I:
 5.10% 2007                                                                                       1,205          1,314
 5.20% 2009                                                                                         810            874
Statewide Communities Dev. Auth., Apartment Dev. Rev. Ref. Bonds (Irvine
Apartment Communities, LP), Series 1998-A3, 5.10% 2025 (put 2010)                                 4,000          4,279
Dept. of Water Resources, Power Supply Rev. Bonds, Series 2002-A:
 AMBAC insured:
  5.50% 2015                                                                                      2,000          2,258
  5.50% 2016                                                                                      4,000          4,473
 5.375% 2022                                                                                      3,000          3,114
City of Antioch, Public Fncg. Auth., 1998 Reassessment Rev. Bonds,
Subordinated Series B, 5.85% 2015                                                                 1,415          1,505
Association of Bay Area Governments, Fin. Auth. for Nonprofit Corps.:
 Multi-family Housing Rev. Ref. Bonds (Archstone/Redwood Shores Apartments),
Series 2000-A, 5.30% 2008                                                                         1,000          1,080
 Rev. Ref. Cert. of Part.:
  American Baptist Homes of the West Facs. Project, Series 1997-A:
   5.50% 2007                                                                                       950            965
   5.75% 2017                                                                                     1,500          1,411
   6.20% 2027                                                                                     1,675          1,603
  Episcopal Homes Foundation, Series 1998, 5.125% 2013                                            2,000          2,082
 Southern California Presbyterian Homes Obligated Group (Redwood Senior Homes
and Services), Rev. Bonds, Series 2002:
  6.00% 2022                                                                                      1,750          1,776
  6.125% 2032                                                                                     1,000          1,009
Bonita Canyon Public Facs. Fncg. Auth., Community Facs. Dist. No. 98-1,
Special Tax Bonds, Series 1998, 5.375% 2028                                                       2,500          2,459
Burbank Unified School Dist., G.O. Bonds, 1997 Election, Series C, FGIC insured:
 0% 2018                                                                                          5,000          2,400
 0% 2019                                                                                          5,705          2,578
Central Valley Fncg. Auth., Cogeneration Project Rev. Bonds (Carson Ice-Gen
Project), Series 1993, 6.10% 2013 (preref. 2003)                                                  1,000          1,037
Cerritos Public Fncg. Auth., 2002 Tax Allocation Rev. Bonds (Cerritos Redev.
Projects), Series A, AMBAC insured, 5.00% 2017                                                    2,880          3,175
County of El Dorado, Community Facs. Dist. No. 1992-1 (El Dorado Hills Dev.),
Series 1999 Special Tax Bonds, 6.125% 2016                                                          975          1,027
City of Folsom, Community Facs. Dist. No. 10, Special Tax Bonds,
Series 1999, 7.00% 2024                                                                           2,000          2,148
City of Fontana, Community Facs. Dist. No. 12 (Sierra Lakes), Special Tax
Bonds, Series 1999:
 6.50% 2015                                                                                       1,000          1,078
 6.625% 2030                                                                                      1,000          1,055
City of Irvine, Limited Obligation Improvement Bonds:
 Assessment Dist. No. 94-13 (Oak Creek), Group One, 5.50% 2022                                    2,000          2,061
 Assessment Dist. No. 00-18, Group Two, 5.60% 2022                                                1,715          1,741
City of La Verne, Rev. Cert. of Part. (Brethren Hillcrest Homes),
Series 2003-B, 6.625% 2025                                                                        1,250          1,254
City of Long Beach:
 Aquarium of the Pacific, Rev. Bonds (Aquarium of the Pacific Project),
Series 1995-A:
  6.10% 2010 (preref. 2005)                                                                       4,000          4,482
  6.125% 2015 (preref. 2005)                                                                      5,000          5,605
  6.125% 2023 (preref. 2005)                                                                     12,500         14,012
  MBIA insured, 6.125% 2023 (preref. 2005)                                                        2,000          2,242
 Bond Fin. Auth., Lease Rev. Ref. Bonds (Aquarium of the Pacific Project),
Series 2001, AMBAC insured, 5.50% 2015                                                            2,150          2,424
City of Los Angeles Regional Airports Improvement Corp., Facs. Sublease Rev.
Bonds, American Airlines, Inc., Terminal 4 Project (Los Angeles International
Airport), Series 2002-A, 7.125% 2024                                                              1,500          1,057
County of Los Angeles, Capital Asset Leasing Corp., Cert. of Part. (Marina
del Rey), Series 1993-A::
 6.25% 2003                                                                                       1,240          1,256
 6.50% 2008                                                                                       4,750          4,891
Los Angeles Community College Dist., G.O. Bonds, 2001 Election,
Series A, 5.50% 2016                                                                             10,500         11,724
Modesto High School Dist. (Stanislaus County), Election of 2001 G.O. Bonds,
Series A, FGIC insured, 0% 2015                                                                   2,000          1,147
City of Roseville:
 Highland Reserve North Community Facs. Dist. No. 1, Special Tax Bonds,
Series 1999:
  6.00% 2011                                                                                      3,075          3,331
  6.30% 2025                                                                                      2,000          2,071
 North Central Roseville Community Facs. Dist. No. 1, Special Tax Ref. Bonds,
Series 1999:
  5.30% 2007                                                                                      2,795          2,993
  5.80% 2017                                                                                      3,410          3,515
 Woodcreek West Community Facs. Dist. No. 1, Special Tax Bonds, Series 1999,
6.50% 2015                                                                                        1,465          1,590
Sacramento Cogeneration Auth., Cogeneration Project Rev. Bonds (Procter &
Gamble Project), Series 1995:
 6.375% 2010                                                                                        500            536
 6.375% 2010 (preref. 2005)                                                                         500            571
Sacramento Power Auth., Cogeneration Project Rev. Bonds, Series 1995, 6.00% 2003                  2,200          2,231
County of Sacramento, Laguna Creek Ranch/Elliott Ranch Community Facs. Dist.
No. 1, Improvement Area No. 2, Special Tax Ref. Bonds (Elliott Ranch), 6.30% 2021                   500            528
County of San Bernardino Housing Auth., Multi-family Housing Rev. Ref. Bonds
(Equity Residential/Redlands Lawn & Tennis Apartments), Issue 1999-A, 5.20% 2029 (put 2009)       1,500          1,520
County of San Diego, Reassessment Dist. No. 97-1 (4-S Ranch), Limited
Obligation Improvement Bonds, 6.25% 2012                                                            995          1,033
San Marcos Public Facs. Auth., Rev. Ref. Bonds, Series 1998, 5.80% 2027                           3,000          3,085
San Marcos Unified School Dist., Community Facs. Dist. No. 5 (Rancho Carrillo),
Special Tax Bonds, Series 1999, 5.60% 2029                                                        1,000            977
Community Facs. Dist. No. 99-1 (Talega) of the Santa Margarita Water Dist.,
Special Tax Bonds, Series 1999, 6.10% 2014                                                        1,195          1,268
South Tahoe Joint Powers Fncg. Auth., Subordinate Bond Anticipation Notes
(South Tahoe Redev. Project Area No. 1):
 Series 1999-A, 7.30% 2007                                                                        7,000          7,379
 Series 1999-B, 7.30% 2007                                                                        1,905          2,008
The Regents of the University of California, Various University of California
Projects, Series 1993-A, 5.50% 2021                                                               2,000          2,060
Washington Township Health Care Dist., Rev. Bonds, Series 1999, 5.00% 2014                        1,300          1,357


Colorado  -  3.52%
Health Facs. Auth.:
 Hospital Rev. Bonds:
  Catholic Health Initiatives, Series 2001:
   5.375% 2010                                                                                    1,500          1,665
   5.50% 2014                                                                                     3,000          3,258
   5.50% 2015                                                                                     4,250          4,590
  The Evangelical Lutheran Good Samaritan Society Project, Series 2000, 6.60% 2016                5,250          5,845
  PorterCare Adventist Health System Project, Series 2001, 6.50% 2031                             3,800          4,123
 Rev. Bonds:
  Catholic Health Initiatives, Series 2002-A, 5.00% 2009                                          1,000          1,091
  Covenant Retirement Communities, Inc.:
   Series 1995, 6.75% 2025                                                                        2,010          2,100
   Series 2002-B, 6.125% 2033                                                                     9,000          9,119
  The Evangelical Lutheran Good Samaritan Society Project, Series 2002, 5.90% 2027                7,000          7,036
Housing and Fin. Auth., Single-family Program Senior and Subordinate Bonds:
 Series 1997-A3, 7.00% 2016                                                                         620            640
 Series 1997-B3, 6.80% 2028                                                                         365            377
 Series 1997-C3, 6.75% 2017                                                                         450            464
 Series 1998-B3, 6.55% 2025                                                                       3,360          3,533
 Series 1998-D3, 6.125% 2023                                                                      3,360          3,665
Arapahoe County, Capital Improvement Trust Fund Highway Rev. Bonds (E-470 Project):
 6.90% 2015 (preref. 2005)                                                                        2,500          2,919
 6.95% 2020 (preref. 2005)                                                                       17,500         20,453
E-470 Public Highway Auth. Senior Rev. Bonds (Capital Appreciation Bonds),
Series 2000-B, 0% 2034                                                                            7,500            751
Eagle County, Bachelor Gulch Metropolitan Dist., G.O. Bonds, Series 1999,
6.70% 2019                                                                                        3,400          3,613
EagleBend Affordable Housing Corp., Multi-family Housing Project Rev. Ref.
Bonds, Series 1997-A:
 6.20% 2012                                                                                       1,000          1,018
 6.40% 2017                                                                                       2,000          2,005
 6.45% 2021                                                                                       3,175          3,141
EagleBend Dowd Affordable Housing Corp., Multi-family Housing Project Rev.
Bonds, Series 1998-A:
 6.35% 2014                                                                                         950            947
 6.63% 2039                                                                                       2,000          1,941
Metropolitan Football Stadium Dist., Capital Appreciation Sales Tax Rev.
Bonds, MBIA insured:
 Series 1999-A:
  0% 2008                                                                                         2,675          2,337
  0% 2011                                                                                         2,600          1,931
  0% 2012                                                                                         4,700          3,300
 Series 1999-B, 0% 2006                                                                           4,000          3,794
North Range Metropolitan Dist. No. 1 (City of Commerce City), Adams County,
Limited Tax G.O. Bonds, Series 2001, 7.25% 2031                                                   3,775          3,794
Rampart Range Metropolitan Dist. No. 1 (City of Lone Tree), Rev. Bonds (Rampart
Range Metropolitan Dist. No. 2 Project), Series 2001, 7.75% 2026                                  5,415          5,611
Vista Ridge Metropolitan Dist. (Weld County), Limited Tax G.O. Bonds,
Series 2001, 7.50% 2031                                                                           7,310          7,473


Connecticut  -  0.72%
G.O. Bonds, Series 2001-B, 5.375% 2016                                                            1,900          2,106
Dev. Auth., Pollution Control Rev. Ref. Bonds (The Connecticut Light and
Power Co. Project), Series 1993-A, 5.85% 2028                                                     5,025          5,281
Mashantucket (Western) Pequot Tribe, Special Rev. Bonds, Series 1996-A: (1)
 6.375% 2004 (escrowed to maturity)                                                               1,985          2,142
 6.50% 2005 (escrowed to maturity)                                                                1,490          1,683
 6.40% 2011                                                                                       2,025          2,184
 6.40% 2011 (preref. 2007)                                                                        2,470          2,913
Mohegan Tribe of Indians, Gaming Auth. Priority Distribution Payment, Public
Improvement Bonds, Series 2001:
 5.375% 2011                                                                                      1,000          1,052
 6.00% 2016                                                                                       1,000          1,073
 6.25% 2021                                                                                       3,000          3,175
 6.25% 2031                                                                                       1,500          1,562


District of Columbia  -  0.53%
G.O. Ref. Bonds:
 AMBAC insured:
  Series 1993-A, 5.875% 2005 (escrowed to maturity)                                               2,125          2,344
  Series 1993-B1, 5.50% 2009                                                                      1,500          1,717
 Series 2002-C, XLCA insured, 5.25% 2013                                                          1,000          1,103
Gallery Place Project, Tax Increment Rev. Bonds, Series 2002, FSA insured,
5.50% 2016                                                                                        1,000          1,115
MedStar Health, Inc. Issue, Multimodal Rev. Bonds (Georgetown University
Hospital and Washington Hospital Center Projects):
 Series 2001-A, 6.40% 2031 (put 2004)                                                             1,000          1,025
 Series 2001-B, 6.625% 2031 (put 2005)                                                            4,000          4,190
 Series 2001-D, 6.875% 2031 (put 2007)                                                            5,000          5,382


Florida  -  5.10%
Capital Projects Fin. Auth., Continuing Care Retirement Community Rev. Bonds
(Capital Projects Loan Program - The Glenridge on Palmer Ranch Project), 8.00% 2032               9,500          9,146
Arbor Greene Community Dev. Dist. (City of Tampa, Hillsborough County),
Special Assessment Rev. Bonds:
 Series 1996, 7.60% 2018                                                                            895            943
 Series 1998, 5.75% 2006                                                                            265            267
 Series 2000, 6.50% 2007                                                                            475            482
Bay County, Pollution Control Rev. Ref. Bonds (International Paper),
Series 1998-A, 5.10% 2012                                                                         3,500          3,601
Beacon Tradeport Community Dev. Dist. (Miami-Dade County), Special
Assessment Bonds (Industrial Project), Series 2002-B:
 7.00% 2014                                                                                       1,025          1,042
 7.25% 2033                                                                                       1,000          1,019
Capital Region Community Dev. Dist. (Tallahassee), Capital Improvement Rev.
Bonds, Series 2001-A2, 6.85% 2031                                                                 1,000          1,026
Championsgate Community Dev. Dist., Capital Improvement Rev. Bonds,
Series 1998-B, 5.70% 2005                                                                         1,375          1,362
The Crossings at Fleming Island Community Dev. Dist. (Clay County),
Special Assessment Ref. Bonds:
 Series 1995, 8.25% 2016 (preref. 2005)                                                             990          1,135
 Series 2000-C, 7.10% 2030                                                                        7,000          7,428
Fishhawk Community Dev. Dist. (Hillsborough County), Special Assessment
Rev. Bonds, Series 2000, 6.65% 2007                                                               1,860          1,886
Fleming Island Plantation Community Dev. Dist. (Clay County), Series 2000-B
(Long Term), 7.375% 2031                                                                          3,000          3,185
Grand Haven Community Dev. Dist. (City of Palm Coast, Flagler County),
Special Assessment Bonds, Series 2002, 6.125% 2007                                                4,500          4,517
Greyhawk Landing, Community Dev. Dist. (Manatee County), Special
Assessment Rev. Bonds:
 Series 2002-B, 6.25% 2009                                                                        1,000          1,008
 Series 2002-A, 7.00% 2033                                                                        1,000          1,018
The Groves Community Dev. Dist. (Pasco County), Special Assessment Rev.
Bonds, Series 2000-B, 7.625% 2008                                                                   990            983
Harbor Bay Community Dev. Dist. (Hillsborough County), Capital
Improvement Rev. Bonds:
 Series 2001-B, 6.35% 2010                                                                        1,485          1,508
 Series 2002, 6.75% 2034                                                                          3,000          3,015
Harbour Lake Estates Community Dev. Dist. (Miramar), Special Assessment
Bonds, Series 2001, 6.40% 2006                                                                    2,690          2,702
Heritage Harbor Community Dev. Dist. (Hillsborough County), Special
Assessment Rev. Bonds, Series 1997-B, 6.00% 2003                                                    870            870
Heritage Harbour South Community Dev. Dist. (Manatee County), Capital
Improvement Rev. Bonds:
 Series 2002-A, 6.50% 2034                                                                          500            498
 Series 2002-B, 5.40% 2008                                                                        2,380          2,386
Heritage Isles Community Dev. Dist., Special Assessment Rev. Bonds, 5.90% 2006                      850            852
Heritage Palms Community Dev. Dist. (Fort Myers), Capital Improvement Rev. Bonds:
 Series 1998, 5.40% 2003                                                                            510            509
 Series 1999, 6.25% 2004                                                                          2,385          2,399
Heritage Pines Community Dev. Dist. (Pasco County), Capital Improvement Rev.
Bonds, Series 1998-B, 5.50% 2005                                                                  1,875          1,870
Highlands County Health Facs. Auth., Hospital Rev. Bonds (Adventist Health
System/Sunbelt Obligated Group), Series 2002-B:
 5.00% 2010                                                                                       1,055          1,138
 5.00% 2011                                                                                       1,205          1,283
 5.00% 2012                                                                                       2,000          2,117
Jacksonville Electric Auth., St. Johns River Power Park System, Rev. Ref.
Bonds, Issue Two, Series 17, 5.00% 2015                                                           4,000          4,320
Lake Ashton Community Dev. Dist. (City of Lake Wales, Polk County), Capital
Improvement Rev. Bonds:
 Series 2001-A, 7.40% 2032                                                                          990          1,020
 Series 2001-B, 6.40% 2011                                                                        3,085          3,119
Lake Powell Residential Golf Community Dev. Dist. (Bay County), Special
Assessment Rev. Bonds, Series 2000-B, 7.00% 2010                                                  2,710          2,742
Lakewood Ranch Community Dev. Dist. 5 (Manatee County), Special Assessment
Rev. Bonds:
 Series 2001-B, 6.00% 2011                                                                          890            891
 Series 2003, 5.30% 2007                                                                          1,000          1,000
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Bonds:
 Cypress Cove at Healthpark Florida, Inc. Project, Series 1997-A:
  5.80% 2006                                                                                      1,005          1,046
  6.25% 2017                                                                                      5,550          5,442
 Shell Point/Alliance Obligated Group, Shell Point Village Project, Series 1999-A:
  5.25% 2006                                                                                      1,150          1,233
  5.50% 2010                                                                                      1,500          1,587
  5.75% 2012                                                                                      1,360          1,425
  5.75% 2013                                                                                      1,840          1,912
  5.75% 2014                                                                                        500            516
  5.75% 2015                                                                                      1,900          1,947
  5.50% 2021                                                                                      1,550          1,476
  5.50% 2029                                                                                      7,750          7,097
Marshall Creek Community Dev. Dist. (St. Johns County), Special Assessment Bonds:
 Series 2000-A, 7.65% 2032                                                                        4,000          4,267
 Series 2000-B, 6.75% 2007                                                                        1,445          1,476
 Series 2002, 6.625% 2032                                                                         2,615          2,630
Meadow Pointe III, Community Dev. Dist., Capital Improvement Rev. Bonds:
 Pasco County, Series 2001-1, 5.90% 2006                                                            670            672
 Series 2003-A, 6.40% 2034                                                                        2,000          2,000
 Series 2003-B, 5.25% 2007                                                                        1,200          1,197
Miami-Dade County Health Facs. Auth., Hospital Rev. Ref. Bonds (Miami Children's

Hospital Project), Series 2001-A, AMBAC insured, 5.625% 2016                                      5,495          6,231
Mid-Bay Bridge Auth., Rev. Ref. Bonds, Series 1993-D, 6.10% 2022                                    500            515
Northern Palm Beach County Improvement Dist., Water Control and Improvement Bonds:
 Unit of Dev. No. 9A, Series 1996-A:
  6.80% 2006                                                                                        750            808
  7.30% 2027                                                                                      1,500          1,601
 Unit of Dev. No. 9B, Series 1999:
  5.85% 2013                                                                                        890            933
  5.90% 2019                                                                                      1,085          1,111
  6.00% 2029                                                                                      1,100          1,119
City of Orlando:
 Special Assessment Rev. Bonds (Conroy Road Interchange Project), Series 1998-A:
  5.50% 2010                                                                                      1,000          1,008
  5.80% 2026                                                                                      1,000            994
 Utilities Commission, Water and Electric Rev. Ref. Bonds, Series 2001, 5.25% 2014                4,135          4,716
Palm Beach County, Health Facs. Auth. Retirement Community Rev. Bonds (Adult
Communities Total Services, Inc. Obligated Group), Series 1996, 5.625% 2020                       2,750          2,780
Pine Air Lakes Community Dev. Dist., Collier County, Special Assessment Rev.
Bonds, Series 2002, 7.25% 2033                                                                    1,500          1,527
River Ridge Community Dev. Dist. (Lee County), Capital Improvement Rev. Bonds,
Series 1998, 5.75% 2008                                                                             170            169
Sampson Creek Community Dev. Dist. (St. Johns County), Capital Improvement Rev.
Bonds, Series 2000-A, 6.95% 2031                                                                  2,725          2,795
South-Dade Venture Community Dev. Dist. (Homestead), Special Assessment Rev.
Bonds, Series 2002, 6.90% 2033                                                                    2,000          2,025
Stoneybrook West Community Dev. Dist. (City of Winter Garden, Orange County),
Special Assessment Rev. Bonds:
 Series 2000-A, 7.00% 2032                                                                        1,775          1,850
 Series 2000-B, 6.45% 2010                                                                        1,465          1,490
University Place Community Dev. Dist. (Manatee County):
 Series 2001-A, 7.00% 2032                                                                        1,000          1,022
 Series 2001-B, 6.10% 2007                                                                        2,000          2,012
Urban Orlando Community Dev. Dist. (City of Orlando), Capital Improvement Rev.
Bonds, Series 2001-A:
 6.40% 2010                                                                                       5,500          5,558
 6.95% 2033                                                                                       4,000          4,080
Venetian Community Dev. Dist., Sarasota County, Capital Improvement Rev. Bonds:
 Series 2002-A, 6.75% 2034                                                                        1,000          1,007
 Series 2002-B, 5.95% 2012                                                                        4,000          4,026
Vista Lakes Community Dev. Dist. (City of Orlando), Capital Improvement Rev. Bonds:
 Series 2000-B, 6.35% 2005                                                                          440            443
 Series 2002-B, 5.80% 2008                                                                        1,000          1,009
Waterlefe Community Dev. Dist. (Manatee County), Capital Improvement Rev. Bonds:
 Series 2001-A, 6.95% 2031                                                                          495            508
 Series 2001-B, 6.25% 2010                                                                        1,495          1,509


Georgia  -  1.49%
G.O. Bonds, Series 2001-B, 5.25% 2016                                                             8,000          8,795
Municipal Electric Auth.:
 General Power Rev. Bonds, Series X, 6.50% 2012                                                   1,215          1,425
 Project One Senior Bond, Fourth Crossover Series, MBIA insured, 6.50% 2012                       5,700          6,721
City of Atlanta:
 Airport Facs. Rev. Ref. Bonds, Series 1994-A, AMBAC insured, 6.50% 2009                          1,000          1,190
 Tax Allocation Bonds (Atlantic Station Project), Series 2001:
  7.75% 2014                                                                                      3,000          3,102
  7.90% 2024                                                                                     10,000         10,373
 Water and Wastewater Rev. Bonds, Series 1999-A, FGIC insured, 5.50% 2022                         8,500          9,619
Housing Auth. of the County of DeKalb, Multi-family Housing Rev. Ref. Bonds
(The Park at Briarcliff Apartments Project), Series 1998-A, 4.55% 2028 (put 2008)                 5,985          6,356


Hawaii  -  0.34%
G.O. Bonds of 1997, Series CN, FGIC insured, 5.25% 2013                                           3,000          3,320
City and County of Honolulu:
 G.O. Bonds:
  Ref. and Improvement Bonds, Series 1993-B:
   5.00% 2013                                                                                     1,370          1,521
   5.00% 2013 (escrowed to maturity)                                                                630            710
  Series 2001-A, FSA insured, 5.375% 2012                                                         2,000          2,263
 Wastewater System Rev. Bonds (First Bond Resolution), Senior Series 2001,
AMBAC insured:
  5.50% 2015                                                                                      1,875          2,097
  5.50% 2016                                                                                      1,000          1,112


Illinois  -  10.24%
G.O. Bonds, Illinois FIRST, Series of May 2001, FSA insured, 5.50% 2016                           2,000          2,315
Build Illinois Bonds (Sales Tax Rev. Bonds), Illinois FIRST:
 Series of March 2001, 5.50% 2016                                                                 3,000          3,336
 Series of June 2001:
  5.50% 2016                                                                                      7,470          8,307
  5.50% 2017                                                                                      8,000          8,855
 Series of September 2001:
  5.375% 2015                                                                                     2,500          2,762
  5.375% 2016                                                                                     1,500          1,647
Civic Center Bonds (Special State Obligation Bonds), Series 1991, AMBAC
insured, 6.25% 2020                                                                               6,500          7,897
Dev. Fin. Auth.:
 Rev. Bonds (Provena Health), Series 1998-A, MBIA insured, 5.50% 2010                             5,120          5,753
 Revolving Fund Rev. Bonds, Series 2002 (Master Trust):
  5.50% 2016                                                                                      7,165          8,023
  5.50% 2017                                                                                      2,885          3,214
Educational Facs. Auth.:
 Adjustable Medium Term Rev. Bonds, Field Museum of Natural History, Series 2002:
  4.45% 2036 (put 2014)                                                                           1,000          1,018
  4.60% 2036 (put 2015)                                                                           6,000          6,139
  4.75% 2036 (put 2016)                                                                           2,000          2,069
 Rev. Bonds:
  MJH Education Assistance Illinois III LLC, Series 1999-D, AMBAC insured,
5.45% 2014                                                                                        1,500          1,629
  Wesleyan University, Series 1993, 5.625% 2018                                                   1,490          1,529
 Student Housing Rev. Bonds, Educational Advancement Fund, Inc. (University
Center Project), Series 2002:
  6.625% 2017                                                                                     3,860          4,165
  6.00% 2022                                                                                      1,250          1,254
  6.25% 2030                                                                                      7,000          7,102
  6.25% 2034                                                                                      4,000          4,041
Health Facs. Auth.:
 Rev. Bonds:
  Advocate Health Care Network:
   Series 1998-A:
    5.00% 2007                                                                                      700            767
    5.00% 2007 (escrowed to maturity)                                                               920          1,035
    5.00% 2008                                                                                      810            888
    5.00% 2008 (escrowed to maturity)                                                             1,060          1,196
    4.50% 2009                                                                                      840            893
    4.50% 2009 (preref. 2008)                                                                     1,090          1,211
    4.625% 2010                                                                                   1,310          1,377
    4.625% 2010 (preref. 2008)                                                                    1,690          1,889
   Series 1998-B:
    4.875% 2013                                                                                   2,130          2,212
    4.875% 2013 (preref. 2008)                                                                      330            373
    MBIA insured, 5.25% 2018                                                                      2,115          2,212
    MBIA insured, 5.25% 2018 (preref. 2008)                                                         385            443
   Series 2000:
    6.125% 2011                                                                                   2,835          3,237
    6.25% 2012                                                                                    4,425          5,038
  Alexian Brothers Health System, Series 1999, FSA insured:
   5.00% 2008                                                                                     1,230          1,355
   5.25% 2012                                                                                     6,960          7,523
   5.125% 2028                                                                                    2,000          2,025
  Centegra Health System, Series 1998:
   5.50% 2008                                                                                     1,640          1,809
   5.50% 2009                                                                                     2,290          2,497
   5.50% 2010                                                                                     2,440          2,626
   5.20% 2012                                                                                     2,200          2,286
   5.25% 2013                                                                                     2,430          2,513
   5.25% 2018                                                                                     5,050          5,056
  The Children's Memorial Hospital, Series 1999-A, AMBAC insured:
   5.75% 2010                                                                                     1,835          2,083
   5.75% 2011                                                                                     1,690          1,899
  Covenant Retirement Communities, Inc.:
   Series 2001, 5.875% 2031                                                                       3,500          3,330
   Series 2002-B, 6.125% 2028                                                                     1,000            989
  Edward Hospital Obligated Group, Series 2001-A, FSA insured:
   5.50% 2012                                                                                     2,545          2,850
   5.50% 2017                                                                                     1,500          1,629
  Evangelical Hospitals Corp., Series 1992-C, 6.25% 2022 (escrowed to maturity)                   4,000          4,831
  Friendship Village of Schaumburg, Series 1997-A, 5.25% 2018                                     4,675          4,216
  Hospital Sisters Services, Inc. - Obligated Group, Series 1998-A, MBIA insured:
   5.25% 2008                                                                                     4,000          4,471
   5.375% 2013                                                                                    1,785          1,913
  Lutheran Senior Ministries Obligated Group - Lutheran Hillside Village Project,
Series 2001-A, 7.375% 2031                                                                        2,000          2,031
  Northwestern Memorial Hospital, Series 1994-A, 6.00% 2024                                       2,000          2,064
  OSF Healthcare System:
   Series 1993, 5.75% 2007                                                                        5,760          5,987
   Series 1999, 6.25% 2019                                                                        4,500          4,860
  Riverside Health System:
   Series 2000, 6.85% 2029                                                                        2,500          2,711
   Series 2002, 5.75% 2022                                                                        5,000          5,079
  Sherman Health Systems, Series 1997, AMBAC insured, 5.50% 2010                                  2,595          2,822
  University of Chicago Hospitals and Health System, Series 2001, MBIA
insured, 5.375% 2017                                                                              2,070          2,224
 Rev. Ref. Bonds:
  Advocate Health Care Network, Series 1997-A:
   5.50% 2008                                                                                     1,000          1,116
   5.80% 2016                                                                                     8,000          8,524
  Edward Hospital Project, Series 1993-A:
   5.75% 2009                                                                                     1,550          1,612
   6.00% 2019                                                                                     1,435          1,477
  Fairview Obligated Group Project, Series 1995-A:
   6.50% 2006                                                                                       770            802
   7.40% 2023                                                                                     3,000          3,020
  Lutheran General Health, Series 1993-C, 6.00% 2018                                              2,705          3,037
Housing Dev. Auth., Multi-family Housing Bonds, Series 1992-A, 7.00% 2010                         1,490          1,523
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project:
 Series 1992-A, 6.50% 2027 (preref. 2003)                                                         3,910          4,051
 Capital Appreciation Rev. Ref. Bonds, Series 1996-A, MBIA insured, 0% 2024                       5,000          1,585
 Ref. Bonds, Series 2002-B, MBIA insured, 5.25% 2011                                              2,000          2,262
Central Lake County, Joint Action Water Agcy., Water Rev. Ref. Bonds, Series 2003,
AMBAC insured, 5.25% 2015                                                                         5,095          5,657
City of Chicago:
 G.O. Bonds, Series 1999, FGIC insured:
  City Colleges of Chicago Capital Improvement Project, 0% 2016                                   7,700          4,262
  Emergency Telephone System, Ref. Bonds, 5.25% 2020                                              2,000          2,230
 Chicago O'Hare International Airport:
  General Airport Rev. Ref. Bonds, Series 1993-A, MBIA insured, 5.00% 2012                        5,815          6,346
  Passenger Fac. Charge Rev. Bonds, Series 1996-A, AMBAC insured, 5.60% 2010                      2,000          2,228
  Special Facs. Rev. Ref. Bonds (United Air Lines, Inc. Project), Series 1999-A,
5.35% 2016 (2)                                                                                    3,685            378
 Metropolitan Water Reclamation Dist. of Greater Chicago, Cook County:
  G.O. Capital Improvement Bonds:
   Series of March 1993, 5.25% 2004                                                               5,000          5,353
   Limited Tax Series D of December 2002, 5.00% 2012                                              2,650          2,954
  G.O. Ref. Bonds, Series of March 1993:
   5.30% 2005                                                                                     5,325          5,885
   5.50% 2010                                                                                     2,275          2,650
 School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O.
Bonds (Dedicated Tax Rev.):
  Series 1997, AMBAC insured, 6.75% 2012                                                          1,000          1,256
  Series 1997-A, AMBAC insured:
   0% 2011                                                                                        2,745          1,961
   0% 2014                                                                                        7,085          4,242
   0% 2015                                                                                        3,245          1,828
  Series 1998-B, FGIC insured, 0% 2014                                                            2,000          1,197
 Skyway Toll Bridge Rev. Ref. Bonds, Series 1994 (preref. 2004):
  6.50% 2010                                                                                      9,750         10,389
  6.75% 2014                                                                                      4,500          4,805
 Tax Increment Allocation Bonds (Central Loop Redev. Project), Capital
Appreciation Bonds, Series 2000-A, AMBAC insured:
  0% 2007                                                                                         7,000          6,244
  0% 2008                                                                                         7,000          5,936
 Water Rev. Bonds, Series 1997, FGIC insured, 0% 2014                                             3,500          2,103
County of Cook, G.O. Capital Improvement Bonds, Series 1996, FGIC
insured, 6.50% 2011                                                                               4,000          4,924
Community Unit School Dist. Number 308, Kendall, Kane and Will Counties, G.O.
School Bonds, Series 2002-B, FGIC insured, 5.25% 2015                                             2,775          3,076
Regional Transportation Auth., Cook, DuPage, Kane, Lake, McHenry and Will
Counties, G.O. Bonds, FGIC insured:
 Series 1994-D, 7.75% 2019                                                                        4,500          6,236
 Series 2002-B, 5.375% 2014                                                                       4,000          4,523
Township High School Dist. Number 205, Cook County (Thornton), G.O. Limited
Capital Appreciation Bonds, Series 1998-D, FSA insured, 0% 2008                                   4,730          4,006
Board of Trustees of the University of Illinois, Series 2001-A, AMBAC insured:
 Auxiliary Facs. System Rev. Ref. Bonds, 5.50% 2021                                               2,670          3,039
 Cert. of Part. (Utility Infrastructure Projects), 5.375% 2015                                    3,530          3,901
Community Unit School Dist., Number 365-U, Will County (Valley View), G.O.
Capital Appreciation School Bonds, Series 2002, FSA insured, 0% 2017                              7,000          3,510


Indiana  -  3.16%
Dev. Fin. Auth., Rev. Ref. Bonds:
 Exempt Facs. (Inland Steel Co. Project No. 15), Series 1997-A, 5.75% 2011                        4,000          1,416
 Pollution Control (Inland Steel Co. Project No. 12), Series 1995, 6.85% 2012                     2,500          1,677
Educational Facs. Auth., Educational Facs. Rev. Bonds (University of
Evansville Project), Series 1996, 5.25% 2005                                                      1,000          1,041
Health Fac. Fncg. Auth.:
 Rev. Bonds (Ascension Health Credit Group), Series 2002-F:
  5.50% 2015                                                                                      1,275          1,396
  5.50% 2016                                                                                      1,605          1,744
  5.00% 2018                                                                                      1,735          1,786
 Hospital Rev. Bonds:
  Charity Obligated Group:
   Series 1997-D, 5.00% 2026 (preref. 2007)                                                      14,345         15,832
   Series 1999-D, 5.25% 2016                                                                      3,000          3,152
  Clarian Health Partners, Inc., Series 1996-A:
   MBIA insured:
    5.25% 2008                                                                                    1,700          1,892
    5.50% 2016                                                                                    4,000          4,307
   5.50% 2016                                                                                    10,250         10,794
  Holy Cross Health System Corp., Series 1998, MBIA insured, 5.375% 2010                          7,095          7,795
  The Methodist Hospitals, Inc., Series 2001, 5.50% 2031                                          2,000          2,018
  Sisters of St. Francis Health Services, Inc. Project, Series 1997-A,
MBIA insured, 5.00% 2008                                                                          1,000          1,110
State Office Building Commission:
 Correctional Facs. Program Rev. Bonds, Series 1995-B, AMBAC insured, 6.25% 2012                  8,490         10,302
 Facs. Rev. Bonds (New Castle Correctional Fac.), Series 2002-A, FGIC insured:
  5.25% 2012                                                                                      2,590          2,923
  5.50% 2016                                                                                      5,650          6,317
State Revolving Fund Program Bonds, Series 2001-A:
 5.375% 2013                                                                                      2,000          2,266
 5.375% 2014                                                                                      2,000          2,276
 5.375% 2015                                                                                      4,000          4,521
 5.375% 2015                                                                                      2,250          2,543
Transportation Fin. Auth., Airport Facs. Lease Rev. Bonds, Series A, 6.50% 2007                   1,000          1,024
Boone County Hospital Association, Lease Rev. Bonds, Series 2001,
FGIC insured, 5.00% 2010                                                                          1,255          1,398
City of East Chicago, Pollution Control Rev. Ref. Bonds, Inland Steel Co.
Project No. 11, Series 1994, 7.125% 2007                                                          3,000          1,076
The Trustees of Indiana University, Indiana University Student Fee Bonds,
Series O, FGIC insured, 5.375% 2016                                                               4,690          5,352
Marion County, Convention and Recreational Facs. Auth., Excise Taxes Lease
Rental Rev. Ref. Senior Bonds, Series 2001-A, MBIA insured, 5.50% 2015                            3,370          3,751
The Trustees of Purdue University, Purdue University Student Fee Bonds,
Series R, 5.375% 2015                                                                             1,250          1,393


Iowa  -  0.75%
Fin. Auth.:
 Hospital Rev. Bonds (Mercy Medical Center Project), Series 1999, FSA insured:
  5.50% 2011                                                                                      1,420          1,577
  5.60% 2012                                                                                      1,375          1,523
 Rev. and Ref. Bonds:
  Mercy Health Services Obligated Group, Series 1997-V, 5.00% 2010
(escrowed to maturity)                                                                              590            642
  Trinity Health Credit Group, Series 2000-B, AMBAC insured, 6.00% 2027                           5,000          5,529
 Rev. Bonds (Catholic Health Initiatives), Series 2000-A, 6.00% 2018                              4,395          4,807
 Single-family Mortgage Bonds, Series 1997-F, 5.55% 2016                                          1,595          1,688
Polk County, Rev. Bonds, Catholic Health Initiatives, Series 1997-A:
 5.50% 2007                                                                                       1,520          1,708
 5.125% 2011                                                                                      1,500          1,592
 5.125% 2012                                                                                      3,170          3,342
Tobacco Settlement Auth., Asset-backed Bonds, Series 2001-B, 5.50% 2012                           1,500          1,543


Kansas  -  0.03%
City of Lenexa (Lakeview Village, Inc. - Southridge Project), Health Care Fac.
Rev. Bonds, Series 2002-C, 6.875% 2032                                                            1,000          1,018


Kentucky  -  0.65%
Econ. Dev. Fin. Auth.:
 Health System Rev. Bonds (Norton Healthcare, Inc.), Series 2000-A:
  6.50% 2020                                                                                      4,050          4,259
  6.625% 2028                                                                                     1,500          1,561
 Hospital System Ref. and Improvement Rev. Bonds (Appalachian Regional
Healthcare, Inc. Project), Series 1997:
  5.20% 2004                                                                                      1,540          1,534
  5.60% 2008                                                                                        630            608
  5.60% 2009                                                                                      3,305          3,139
  5.70% 2010                                                                                        490            461
  5.75% 2011                                                                                      2,190          2,043
  5.85% 2017                                                                                      2,000          1,811
City of Ashland, Pollution Control Rev. Ref. Bonds (Ashland Inc. Project),
Series 1999, 5.70% 2009                                                                           5,250          5,424


Louisiana  -  4.15%
Health Education Auth. (Lambeth House Project):
 Rev. Bonds, Series 1996, 9.00% 2026 (preref. 2006)                                               9,000         11,440
 Rev. Ref. Bonds, Series 1998-A:
  5.50% 2010                                                                                      3,265          3,148
  6.15% 2018                                                                                      2,000          1,888
  6.20% 2028                                                                                      3,950          3,580
Local Government Environmental Facs. and Community Dev. Auth., Rev. Bonds
(Capital Project and Equipment Acquisition Program), Series 2000-A, AMBAC
insured, 6.30% 2030                                                                              11,500         14,032
Public Facs. Auth.:
 Hospital Rev. Ref. Bonds (Franciscan Missionaries of Our Lady Health System
Project), Series 1998-A, FSA insured:
  5.75% 2014                                                                                      3,495          4,050
  5.75% 2015                                                                                      3,825          4,449
  5.75% 2018                                                                                      4,000          4,644
 Rev. Bonds (Ochsner Clinic Foundation Project), Series 2002-A, MBIA insured,
5.375% 2015                                                                                       3,000          3,342
Jefferson Parish Hospital Services (West Jefferson Medical Center), Hospital
Rev. Bonds, Series 1998-A, FSA insured:
 Dist. No. 1:
  5.25% 2011                                                                                      2,070          2,251
  5.25% 2012                                                                                      1,930          2,084
 Dist. No. 2, 5.25% 2011                                                                          2,000          2,193
Lake Charles Harbor and Terminal Dist., Port Facs. Rev. Ref. Bonds
(Trunkline LNG Co. Project), Series 1992, 7.75% 2022                                             24,000         25,121
Parish of Morehouse, Pollution Control Rev. Ref. Bonds, Series 2001-A, 5.25% 2013                 8,500          8,756
Tobacco Settlement Auth., Asset-backed Bonds, Series 2001-B, 5.50% 2030                          28,920         25,803
Parish of West Feliciana:
 Pollution Control Rev. Bonds (Gulf States Utilities Co. Project),
Series 1985-B, 9.00% 2015                                                                         2,000          2,020
 Pollution Control Rev. Ref. Bonds (Entergy Gulf States, Inc. Project),
Series 1999-A, 5.65% 2028 (put 2004)                                                             13,500         13,773


Maine  -  0.18%
Health and Higher Educational Facs. Auth., Rev. Bonds, Piper Shores Issue,
Series 1999-A:
 7.50% 2019                                                                                       3,000          3,099
 7.55% 2029                                                                                       2,575          2,642


Maryland  -  0.88%
Community Dev. Administration, Dept. of Housing and Community Dev.,
Single-family Program Bonds, 1997 First Series, 5.25% 2005                                        5,815          6,219
Health and Higher Educational Facs. Auth.:
 Howard County General Hospital Issue, Rev. Bonds, Series 1993
(escrowed to maturity):
  5.50% 2013                                                                                      2,000          2,068
  5.50% 2021                                                                                      1,225          1,267
 PUMH of Maryland, Inc. Issue, First Mortgage Rev. Bonds (Heron Point of
Chestertown), Series 1998-A, 5.75% 2019                                                           2,400          2,400
Anne Arundel County:
 Econ. Dev. Corp., Rev. Bonds (Golf Course System), Series 2001, 8.25% 2028                       2,200          2,213
 Special Obligation Bonds:
  Arundel Mills Project, Series 1999, 7.10% 2029                                                  5,750          6,284
  National Business Park Project, Series 2000, 7.375% 2028                                        1,000          1,087
Calvert County, Econ. Dev. Rev. Bonds (Asbury-Solomons Island Fac.),
Series 1995, 8.625% 2024 (preref. 2005)                                                           2,500          2,883
Frederick County, Special Obligation Bonds (Urbana Community Dev. Auth.),
Series 1998, 6.625% 2025                                                                          2,500          2,578
Montgomery County, Special Obligation Bonds (West Germantown Dev. Dist.),
Senior Series 2002-A, Radian insured, 5.375% 2020                                                 1,000          1,064


Massachusetts  -  1.11%
G.O. Bonds:
 Consolidated Loan of 2001, Series D, MBIA insured, 5.50% 2012                                    2,000          2,322
 Ref. Bonds, Series 1995-A, 6.25% 2003                                                            2,750          2,798
Massachusetts Bay Transportation Auth., General Transportation System Ref.
Bonds, Series 1994-A, 7.00% 2007                                                                  5,000          5,938
Health and Educational Facs. Auth. Rev. Bonds:
 Massachusetts Institute of Technology Issue, Series K:
  5.375% 2017                                                                                     1,000          1,145
  5.50% 2022                                                                                      2,000          2,280
 Partners HealthCare System Issue, Series C, 6.00% 2015                                           1,335          1,505
Housing Fin. Agcy., Housing Bonds, Series 2003-B1, 4.50% 2014                                     1,000          1,023
Municipal Wholesale Electric Co., Power Supply Project Rev. Bonds, MBIA insured:
 Nuclear Project No. 4, 5.25% 2015                                                                2,000          2,198
 Nuclear Project No. 6, Series A:
  5.00% 2010                                                                                      1,000          1,112
  5.25% 2015                                                                                      5,000          5,495
State College Building Auth., Project and Rev. Ref. Bonds, Series 2003-B,
XLCA insured:
 5.375% 2017                                                                                      3,550          4,006
 5.375% 2018                                                                                      5,045          5,696


Michigan  -  3.95%
Hospital Fin. Auth.:
 Hospital Rev. Bonds:
  The Detroit Medical Center Obligated Group, Series 1998-A:
   5.00% 2013                                                                                     1,000            930
   5.00% 2014                                                                                     1,525          1,397
  Henry Ford Health System, Series 1999-A:
   5.70% 2011                                                                                     2,985          3,272
   5.80% 2012                                                                                     1,075          1,174
 Hospital Rev. Ref. Bonds:
  Daughters of Charity, National Health System, 5.50% 2005 (escrowed to
maturity)                                                                                           745            794
  Detroit Medical Center Obligated Group:
   Series 1993-A, 6.375% 2009                                                                     2,000          2,036
   Series 1993-B, AMBAC insured, 5.00% 2006                                                       1,000          1,062
  Genesys Health System Obligated Group, Series 1995-A:
   7.20% 2003 (escrowed to maturity)                                                              1,000          1,036
   8.00% 2005 (escrowed to maturity)                                                              8,880         10,074
   8.10% 2013 (preref. 2005)                                                                      5,000          5,959
   8.125% 2021 (preref. 2005)                                                                     4,500          5,366
   7.50% 2027 (preref. 2005)                                                                      4,520          5,232
  Hackley Hospital Obligated Group, Series 1998-A:
   5.00% 2008                                                                                     1,215          1,281
   5.30% 2013                                                                                     2,400          2,432
  Henry Ford Health System, Series 2003-A:
   5.50% 2014                                                                                     2,440          2,616
   5.50% 2015                                                                                     5,000          5,306
   5.50% 2016                                                                                     2,500          2,639
  McLaren Obligated Group, Series 1993-A, 5.375% 2013                                             2,985          3,051
  Pontiac Osteopathic, Series 1994-A:
   5.375% 2006                                                                                      525            524
   6.00% 2014                                                                                     1,000            973
   6.00% 2024                                                                                     3,000          2,690
  Sinai Hospital of Greater Detroit, Series 1995:
   6.00% 2008                                                                                     2,000          2,045
   6.625% 2016                                                                                    2,010          2,031
  Sparrow Obligated Group, Series 2001:
   5.25% 2010                                                                                     1,000          1,085
   5.25% 2011                                                                                     1,285          1,385
  Trinity Health Credit Group, Series 2002-C, 5.375% 2023                                         1,000          1,027
 Variable Rate Rev. Bonds (Ascension Health Credit Group):
  Series 1999-B3, 5.30% 2033 (put 2006)                                                           5,625          6,275
  Series 1999-B4, 5.375% 2033 (put 2007)                                                          3,000          3,364
Municipal Bond Auth.:
 Public School Academy Facs. Program Rev. Bonds:
  Detroit Academy of Arts and Sciences Project, Series 2001-A:
   7.90% 2021                                                                                     1,000          1,029
   8.00% 2031                                                                                     1,000          1,032
  YMCA Service Learning Academy Project, Series 2001, 7.75% 2031                                  4,150          4,218
 State Revolving Fund Rev. Bonds, Clean Water Revolving Fund Rev. Bonds,
Series 2001, 5.25% 2016                                                                           3,000          3,290
Public Power Agcy., Belle River Project Rev. Ref. Bonds, Series 2002-A,
MBIA insured, 5.25% 2018                                                                          2,000          2,243
South Central Power Agcy., Power Supply System Rev. Ref. Bonds, Series 2002,
AMBAC insured, 5.00% 2009                                                                         2,000          2,258
State Building Auth., Rev. Ref. Bonds (Facs. Program), Series 2001-I, 5.50% 2016                  3,000          3,359
State Trunk Line Fund Bonds, Series 2001-A, 5.50% 2015                                            4,000          4,503
Strategic Fund, Limited Obligation Rev. Ref. Bonds (Detroit Edison Co. Pollution
Control Bonds Project), Series 1995-CC, AMBAC insured, 4.85% 2030 (put 2011)                      2,500          2,733
Econ. Dev. Corp. of the Township of Cornell, Environmental Improvement Rev. Ref.
Bonds (MeadWestvaco-Escanaba Paper Co. Project), Series 2002, 5.875% 2018                         4,500          4,524
City of Detroit:
 G.O. Rev. Bonds (Unlimited Tax), Series 1995-B:
  7.00% 2004                                                                                      2,500          2,641
  6.25% 2008                                                                                      1,730          1,854
  6.25% 2009                                                                                      1,195          1,272
  6.25% 2010                                                                                      1,250          1,321
 Downtown Dev. Auth., Tax Increment Bonds (Dev. Area No. 1 Projects),
Series 1996-C, 6.20% 2017 (preref. 2006)                                                          2,900          3,388
 School Dist. of the City of Detroit, Wayne County, School Building and Site
Improvement Ref. Bonds, Series 1998-C, FGIC insured, 5.25% 2025                                   1,955          2,143
City of Flint, Hospital Building Auth., (Hurley Medical Center):
 Rev. Ref. Bonds, Series 1998-A, 5.25% 2016                                                       1,250          1,144
 Rev. Rental Bonds, Series 1998-B, 5.375% 2028                                                    1,000            849
Kent Hospital Fin. Auth. Rev. Bonds (Spectrum Health):
 Series 2001-A, 5.50% 2014                                                                        1,000          1,090
 Series 2001-B, 5.50% 2017                                                                        1,100          1,178
City of Royal Oak, Hospital Fncg. Auth., Hospital Rev. Ref. Bonds (William
Beaumont Hospital), Series 1993-G, 5.25% 2019                                                     3,000          3,035


Minnesota  -  0.04%
Housing Fin. Agcy., Single-family Mortgage Bonds, Series 1994-E, 5.60% 2013                       1,195          1,246


Mississippi  -  0.28%
Dev. Bank, Special Obligation Bonds (Capital Projects and Equipment Acquisition
Program), Series 2001-A, AMBAC insured, 5.00% 2031                                                7,500          7,770
Hospital Equipment and Facs. Auth., Rev. Bonds (Forrest County General Hospital
Project), Series 2000, FSA insured, 5.50% 2027                                                    1,000          1,052


Missouri  -  0.17%
Transportation Dev. Dist., 370 Missouri Bottom Road/Taussig Road (Hazelwood, St.
Louis County), Transportation Rev. Bonds, Series 2002, 7.20% 2033                                 5,500          5,568


Nebraska  -  0.00%
City of Kearney, Industrial Dev. Rev. Bonds (The Great Platte River Road
Memorial Foundation Project), Series 1998, 6.75% 2028 (2)                                         2,750             52


Nevada  -  1.97%
Housing Division, Single-family Mortgage Bonds, Series 1999-A1, 4.75% 2012                          630            665
Clark County:
 G.O. (Limited Tax) Banks Bonds, Series 2001, FGIC insured, 5.50% 2016                            3,000          3,333
 Special Improvement Dist. No. 121 (Southern Highlands Area), Local Improvement
Bonds, Series 1999:
  7.00% 2009                                                                                      2,500          2,586
  7.50% 2019                                                                                     14,000         15,051
 Special Improvement Dist. No. 128 (The Summerlin Centre), Local Improvement
Bonds, Series 2001-B, 6.75% 2021                                                                  1,830          1,887
City of Henderson:
 Health Fac. Rev. Bonds (Catholic Healthcare West):
  Series 1998-A, 5.375% 2026                                                                      7,000          6,205
  Series 1999-A, 6.75% 2020                                                                       1,480          1,557
 Local Improvement Dist. No. T-4C (Green Valley Properties), Limited Obligation
Ref. Bonds, Series 1999-A:
  5.65% 2009                                                                                      1,495          1,542
  5.75% 2013                                                                                      3,990          4,062
  5.90% 2018                                                                                      2,990          3,007
City of Las Vegas:
 G.O. (Limited Tax) Sewer and Flood Control Bonds, Series 2001,
FGIC insured, 5.375% 2015                                                                         2,855          3,158
 Special Improvement Dist. No. 808 (Summerlin Area), Local Improvement
Bonds, Series 2001:
  6.00% 2010                                                                                      1,000          1,031
  6.375% 2014                                                                                     2,080          2,145
  6.75% 2021                                                                                      4,500          4,637
Las Vegas Monorail Project Rev. Capital Appreciation Bonds, 1st Tier
Series 2000, AMBAC insured, 0% 2010                                                               3,545          2,764
City of North Las Vegas, Special Improvement Dist. No. 60 (Aliante),
Local Improvement Bonds, Series 2002:
 6.125% 2017                                                                                      5,000          5,034
 6.40% 2022                                                                                       1,000          1,006
Truckee Meadows Water Auth., Water Rev. Bonds, Series 2001-A, FSA insured, 5.50% 2016             3,105          3,448


New Hampshire  -  0.03%
Health and Education Facs. Auth., Exeter Hospital Obligated Group Issue,
Series 2001-A, 5.75% 2031                                                                        1,000          1,034


New Jersey  -  1.56%
Econ. Dev. Auth.:
 Econ. Dev. Bonds, Kapkowski Road Landfill Reclamation Improvement Dist.
Project (City of Elizabeth), Series 1998-A (preref. 2014):
  6.375% 2018                                                                                     1,000          1,239
  6.375% 2031                                                                                     6,500          8,053
 First Mortgage Rev. Fixed Rate Bonds:
  Fellowship Village Project, Series 1995-A, 9.25% 2025 (preref. 2005)                            7,000          8,147
  Winchester Gardens at Ward Homestead Project, Series 1996-A:
   8.50% 2016                                                                                     4,000          4,260
   8.625% 2025                                                                                    3,500          3,720
 First Mortgage Rev. Ref. Bonds (Fellowship Village Project), Series 1998-A:
  4.95% 2005                                                                                      1,230          1,274
  5.50% 2018                                                                                      2,295          2,298
  5.50% 2025                                                                                      3,000          2,831
 Retirement Community Rev. Bonds:
  Cedar Crest Village, Inc. Fac.:
   Series 2001-A, 7.25% 2031                                                                      9,000          9,000
   Series 2001-B, 5.50% 2006                                                                      1,000            988
  Seabrook Village, Inc. Fac., Series 2000-A, 8.25% 2030                                          6,000          6,347
Gloucester County Improvement Auth., Solid Waste Resource Recovery Rev. Ref.
Bonds (Waste Management, Inc. Project), Series 1999-A, 6.85% 2029 (put 2009)                      1,585          1,780


New Mexico  -  0.13%
Supplemental Severance Tax Bonds, Series 2002-A, 5.00% 2010                                       3,945          4,308


New York  -  9.14%
Dormitory Auth.:
 Center for Nursing/Rehabilitation, Inc. Rev. Bonds, FHA insured, 5.45% 2017                      2,100          2,305
 City University System Consolidated Third General Resolution Rev. Bonds,
Series 1998-2, 5.50% 2008                                                                         2,000          2,284
 Edgar Health Care Center (Nursing Home) Rev. Bonds, FHA insured, 4.90% 2013                      2,375          2,537
 Mental Health Services Facs. Improvement Rev. Bonds:
  Series 1997-A, 6.00% 2007                                                                       1,750          2,020
  Series 1997-B:
   6.00% 2007                                                                                     2,490          2,874
   6.00% 2007 (preref. 2007)                                                                         10             12
   5.60% 2008                                                                                     1,300          1,461
  Series 1998-B:
   5.375% 2009                                                                                    1,270          1,425
   5.00% 2010                                                                                     1,530          1,667
   5.00% 2010                                                                                     1,495          1,631
  Series 1998-C, 5.00% 2010                                                                       1,760          1,920
 Secured Hospital:
  Rev. Bonds (Interfaith Medical Center), Series 1998-D, 5.25% 2007                               2,000          2,223
  Rev. Ref. Bonds:
   Bronx-Lebanon Hospital Center, Series 1998-E, MBIA insured, 5.20% 2014                         8,520          9,089
   Brookdale Hospital, Series 1998-J, 5.125% 2009                                                 2,500          2,766
 St. Luke's-Roosevelt Hospital Center, Mortgage Hospital Rev. Bonds,
Series 2000-A, FHA insured, 5.75% 2021                                                            5,000          5,485
 State University Educational Facs., Rev. Bonds:
  Series 1990-A, 7.50% 2013                                                                       3,500          4,581
  Series 1990-B:
   7.50% 2011                                                                                     1,160          1,430
   7.50% 2011 (preref. 2010)                                                                        560            722
  Series 1997, 6.00% 2007                                                                         3,000          3,454
 Third General Resolution Rev. Bonds (State University Educational Facs. Issue),
Series 2002-B:
  5.25% 2023 (put 2012)                                                                          10,000         10,972
  6.00% 2029 (put 2012)                                                                          10,000         11,545
Environmental Facs. Corp., State Clean Water and Drinking Water, Revolving
Funds Rev. Bonds:
 Series 2002-I, 5.25% 2016                                                                        2,295          2,537
 New York City Municipal Water Fin. Auth. Projects, Second Resolution Bonds,
Series 2002-K, 5.50% 2017                                                                         5,000          5,843
Health and Hospitals Corp., Health System Bonds, Series 2002-A, FSA insured:
 5.50% 2015                                                                                       2,000          2,249
 5.50% 2016                                                                                       2,605          2,910
Housing Fin. Agcy.:
 Health Facs. Rev. Bonds (New York City), Series 1996-A Ref., 6.00% 2006                          3,000          3,371
 Service Contract Obligation Rev. Ref. Bonds, Series 1997-C, 5.20% 2010                           1,750          1,899
Local Government Assistance Corp., Series 1991-C, Capital Appreciation Bonds, 0% 2005             5,000          4,852
Metropolitan Transportation Auth., State Service Contract Ref. Bonds,
Series 2002-A, 5.125% 2024                                                                        8,000          8,227
State Medical Care Facs. Fin. Agcy.:
 Hospital Insured Mortgage Rev. Ref. Bonds, Series 1994-A, FHA insured:
  5.10% 2010                                                                                      1,320          1,389
  5.25% 2014                                                                                      5,000          5,269
 Mental Health Services Facs. Improvement Rev. Bonds, Series 1993-D, 5.25% 2023                   1,000          1,024
 St. Luke's-Roosevelt Hospital Center, Mortgage Rev. Bonds, Series 1993-A,
FHA insured, 5.60% 2013                                                                          11,480         11,924
State Thruway Auth.:
 Local Highway and Bridge Service Contract Bonds:
  Series 2001, 5.25% 2015                                                                         2,500          2,731
  Series 2002, 5.50% 2015                                                                        13,250         14,919
 State Personal Income Tax Rev. Bonds (Transportation), Series 2002-A:
  5.50% 2015                                                                                      5,000          5,631
  5.50% 2016                                                                                      7,000          7,833
Urban Dev. Corp.:
 Correctional Capital Facs. Rev. Bonds:
  Ref. Series 1993-A, 5.30% 2005                                                                  1,800          1,920
  Series 7, 5.25% 2009                                                                            1,375          1,503
 Correctional and Youth Facs. Service Contract Rev. Bonds (Empire State
Dev. Corp.), Series 2002-A:
  5.00% 2017 (put 2011)                                                                          10,000         10,740
  5.50% 2017 (put 2011)                                                                           5,000          5,537
Castle Rest Residential Health Care Fac., Mortgage Rev. Bonds, Series 1997-A,
FHA insured, 5.60% 2017                                                                           1,700          1,758
City of New York:
 G.O. Bonds:
  Fiscal 1995, Series F (preref. 2005):
   6.60% 2010                                                                                     2,000          2,232
   6.625% 2025                                                                                    1,500          1,675
  Fiscal 1996, Series E, 6.50% 2006                                                               3,000          3,360
  Fiscal 2001:
   Series F, 5.25% 2011                                                                           6,260          6,781
   Series H, 5.25% 2016                                                                           3,510          3,644
  Fiscal 2002:
   Series B, 5.50% 2012                                                                           7,810          8,509
   Series C, 5.25% 2021                                                                           6,720          6,902
   Series E, 5.75% 2012                                                                           1,500          1,672
   Series G:
    XLCA insured, 5.50% 2012                                                                      1,000          1,139
    5.625% 2013                                                                                   5,000          5,472
  Fiscal 2003, Series A, 5.125% 2010                                                              3,000          3,234
 Transitional Fin. Auth.:
  Future Tax Secured Bonds:
   Fiscal 1998:
    Series A:
     5.00% 2027                                                                                      60             61
     5.00% 2027 (preref. 2007)                                                                    1,440          1,645
    Series B, 4.50% 2027                                                                          5,000          4,753
    Series C, 5.00% 2018                                                                          2,000          2,085
   Fiscal 2001, Series C, 5.375% 2015                                                             2,000          2,213
  Future Tax Secured Ref. Bonds, Fiscal 2003:
   Series A, 5.50% 2026                                                                          29,300         32,734
   Series B, 5.25% 2029                                                                          11,600         12,665
Suffolk County Industrial Dev. Agcy., Continuing Care Retirement Community Rev.
 Bonds (Peconic Landing at Southhold, Inc. Project), Series 2000, 8.00% 2030                      2,000          2,028
Triborough Bridge and Tunnel Auth.:
 General Purpose and Rev. Bonds, Series Y, 6.00% 2012                                             1,000          1,188
 General Rev. Ref. Bonds, Series 2002-B:
  5.00% 2010                                                                                      3,500          3,925
  5.25% 2015                                                                                      3,000          3,404
  5.25% 2016                                                                                      4,100          4,504


North Carolina  -  2.36%
Eastern Municipal Power Agcy., Power System Rev. Bonds:
 Ref. Series 1993-B:
  6.00% 2006                                                                                      3,120          3,412
  7.25% 2007                                                                                      5,425          6,264
  7.00% 2008                                                                                     10,720         12,372
  6.125% 2009                                                                                     2,000          2,241
  6.00% 2022                                                                                      2,815          3,009
  6.00% 2026                                                                                      1,990          2,092
  MBIA insured, 6.00% 2026                                                                        2,500          2,974
 Ref. Series 1993-C, 5.00% 2021                                                                   2,300          2,203
 Ref. Series 1993-D, 5.60% 2016                                                                   1,000          1,015
 Ref. Series 1999-B:
  5.55% 2014                                                                                      2,800          2,962
  5.60% 2015                                                                                      2,500          2,635
  5.65% 2016                                                                                      2,000          2,101
  5.70% 2017                                                                                      4,775          4,999
 Ref. Series 2003-A:
  5.50% 2011                                                                                      1,000          1,081
  5.50% 2012                                                                                      2,500          2,701
 Ref. Series 2003-C, 5.375% 2016                                                                  2,500          2,565
 Series 1999-D, 6.75% 2026                                                                        3,500          3,799
Municipal Power Agcy. Number One (Catawba Electric Rev. Bonds):
 Series 1992, 6.25% 2017                                                                          2,000          2,050
 Series 1999-A, MBIA insured, 6.00% 2008                                                          3,935          4,560
 Series 1999-B, 6.625% 2010                                                                       1,475          1,721
 Series 2003-A:
  AMBAC insured, 5.25% 2015                                                                       2,000          2,208
  FSA insured, 5.25% 2016                                                                         3,000          3,291
County of Catawba, Hospital Rev. Ref. Bonds (Catawba Memorial Hospital Project),
Series 1999, AMBAC insured, 4.60% 2010                                                            1,000          1,094
County of New Hanover, Hospital Rev. Bonds (New Hanover Regional Medical Center
Project), Series 1999, MBIA insured, 5.25% 2011                                                   1,995          2,224


Ohio  -  0.61%
Higher Educational Fac. Commission, Adjustable Rev. Bonds (Kenyon College 2002 Project):
 4.85% 2037 (put 2014)                                                                            2,000          2,085
 5.05% 2037 (put 2016)                                                                            2,300          2,423
Water Dev. Auth., Water Pollution Control Loan Fund Rev. Bonds, Water Quality,
Series 2002, 5.25% 2015                                                                           2,000          2,224
County of Knox, Hospital Facs. Rev. Ref. Bonds (Knox Community Hospital),
Series 1998, Radian insured, 4.60% 2007                                                           2,175          2,358
County of Lorain:
 Health Care Facs. Rev. Ref. Bonds (Kendal at Oberlin), Series 1998-A, 5.25% 2021                 2,000          1,813
 Hospital Facs. Rev. Bonds (Catholic Healthcare Partners), Series 2002-A:
  5.50% 2013                                                                                      1,000          1,096
  5.50% 2016                                                                                      2,665          2,850
County of Montgomery, Hospital Facs. Rev. Bonds (Kettering Medical Center Network
Obligated Group), Series 1999, 6.75% 2022                                                         1,000          1,071
County of Richland, Hospital Facs. Rev. Improvement Bonds (MedCentral Health
System Obligated Group), Series 2000-B:
 6.375% 2022                                                                                      1,250          1,327
 6.375% 2030                                                                                      2,000          2,111


Oklahoma  -  0.35%
Health System Rev. Bonds, Baptist Medicine Center of Oklahoma, Series 1995-C,
AMBAC insured, 6.375% 2009                                                                        2,500          2,788
Industries Auth.:
 Health Facs. Rev. Ref. Bonds (Sisters of Mercy Health System, St. Louis, Inc.),
Series 1993-A, 5.00% 2013                                                                         2,505          2,550
 Health System Rev. Ref. Bonds (Obligated Group consisting of INTEGRIS Baptist
Medical Center, Inc., INTEGRIS South Oklahoma City Hospital Corp. and INTEGRIS
Rural Health, Inc.), Series 1995-D, AMBAC insured, 6.00% 2009                                     2,500          2,900
Tulsa Industrial Auth., Hospital Rev. and Ref. Bonds, St. John Medical Center
Project, Series 1996, 5.375% 2017                                                                 3,000          3,093


Oregon  -  0.55%
City of Klamath Falls, Electric Rev. Ref. Bonds (Klamath Cogeneration Project),
Series 1999:
 5.75% 2013                                                                                       3,000          3,020
 5.875% 2016                                                                                      3,500          3,479
 6.00% 2025                                                                                      11,290         10,942


Pennsylvania  -  3.47%
Convention Center Auth., Rev. Ref. Bonds, Series 1994-A, 6.25% 2004                               4,375          4,559
Higher Educational Facs. Auth., UPMC Health System Rev. Bonds, Series 1999-A,
FSA insured, 5.00% 2009                                                                           2,000          2,218
Housing Fin. Agcy., Rental Housing Ref. Bonds, Issue 1993, FNMA insured, 5.80% 2018                 950            973
Allegheny County:
 Cert. of Part. (ACJCT Fac. Holdings L.P.), AMBAC insured, 5.00% 2019                             2,150          2,258
 Hospital Dev. Auth., AMBAC insured:
  Health System Rev. Bonds, Catholic Health East Issue, Series 1998-A:
   5.50% 2008                                                                                     1,000          1,143
   5.00% 2010                                                                                     2,705          2,969
  UPMC Health System Rev. Ref. Bonds, Series 1999-B, 5.25% 2008                                   5,160          5,844
Port Auth. of Allegheny County, Special Rev. Transportation Bonds, Ref.
Series 2001, FGIC insured, 5.50% 2015                                                             1,000          1,126
Chester County, Health and Education Facs. Auth., Health System Rev. Bonds
(Jefferson Health System), Series 1997-B, 5.375% 2027                                             4,150          4,189
Delaware County Auth., Rev. Bonds, Catholic Health Systems, Series A,
AMBAC insured, 5.00% 2010                                                                         2,465          2,689
Erie County, Industrial Dev. Auth., Environmental Improvement Rev. Ref. Bonds
(International Paper Co. Projects), Series 2002-A, 4.90% 2009                                     2,200          2,293
Lehigh County, General Purpose Auth. Rev. Bonds (KidsPeace Obligated Group),
Series 1998, ACA insured, 5.70% 2009                                                              1,500          1,688
Montgomery County Industrial Dev. Auth. Retirement Community (ACTS Retirement
Life Communities, Inc. Obligated Group):
 Rev. Bonds:
  Series 1996-B, 5.75% 2017                                                                       2,000          2,082
  Series 1998, 5.25% 2028                                                                        17,500         16,499
 Rev. Ref. Bonds, Series 1996-A, 5.875% 2022                                                      2,890          2,951
Hospitals and Higher Education Facs. Auth. of Philadelphia:
 Frankford Hospital, Series A (escrowed to maturity):
  6.00% 2014                                                                                      3,705          3,824
  6.00% 2023                                                                                      4,000          4,128
 Health System Rev. Bonds (Jefferson Health System):
  Series 1997-A:
   5.50% 2006                                                                                     2,285          2,499
   5.50% 2007                                                                                     1,995          2,204
   5.50% 2008                                                                                     2,000          2,219
   5.00% 2009                                                                                     1,000          1,077
   5.00% 2010                                                                                     1,000          1,060
  Series 1999-A, 5.00% 2018                                                                       1,475          1,489
 Hospital Rev. Bonds (Temple University Hospital):
  Series 1993-A, 6.50% 2008                                                                      12,320         13,159
  Series 1997, 5.70% 2009                                                                         1,000          1,018
Philadelphia Auth. for Industrial Dev., Rev. Bonds (Cathedral Village Project),
Series 1998, 5.50% 2010                                                                           2,815          2,829
City of Pottsville Hospital Auth., Hospital Rev. Bonds (The Pottsville
Hospital and Warne Clinic), Series 1994, 7.25% 2024 (preref. 2004)                                8,500          9,313
Scranton-Lackawanna Health and Welfare Auth., City of Scranton, Lackawanna
County, Hospital Rev. Bonds (Moses Taylor Hospital Project), Series 1997:
 6.05% 2010                                                                                       1,000            627
 6.15% 2012                                                                                       2,245          1,406
 6.15% 2014                                                                                       3,000          1,878
 6.20% 2017                                                                                       3,000          1,877
Westmoreland County, Health Care Fac. Rev. Bonds (Redstone Presbyterian
SeniorCare Obligated Group), Fixed Rate Rev. Bonds, Series 2000-B, 8.125% 2030                    6,500          6,848


Puerto Rico  -  0.05%
The Children's Trust Fund, Tobacco Settlement Asset-backed Bonds, Series 2000,
5.75% 2020 (preref. 2010)                                                                         1,500          1,684


Rhode Island  -  0.57%
Depositors Econ. Protection Corp., Special Obligation Bonds, Series 1993-A:
 MBIA insured, 5.75% 2012                                                                         4,850          5,746
 5.75% 2021                                                                                       2,715          3,184
 5.75% 2021 (escrowed to maturity)                                                                1,210          1,419
Health and Educational Building Corp., Hospital Fncg. Rev. Bonds, Lifespan
 Obligated Group Issue, Series 2002:
 6.375% 2021                                                                                      4,000          4,170
 6.50% 2032                                                                                       3,500          3,618


South Carolina  -  1.16%
Florence County, Hospital Rev. Bonds (McLeod Regional Medical Center Project),
Series 1998-A, MBIA insured, 5.25% 2010                                                           2,785          3,082
Georgetown County, Pollution Control Rev. Ref. Bonds (International Paper Co.
Projects), Series 1999-A, 5.125% 2012                                                             3,000          3,077
Lexington County Health Services Dist. Inc., Hospital Rev. Ref. and Improvement
Bonds, Series 1997, FSA insured:
 5.50% 2007
                                                                                                  2,000          2,270
 5.00% 2009                                                                                       1,000          1,108
Piedmont Municipal Power Agcy., Electric Rev. Bonds:
 Ref. Series 1991, FGIC insured, 6.25% 2021                                                       4,640          5,612
 Ref. Series 1999-A, 5.25% 2015                                                                   8,420          8,220
Tobacco Settlement Rev. Management Auth., Tobacco Settlement Asset-backed Bonds,
Series 2001-B, 6.00% 2022                                                                        14,090         13,823


South Dakota  -  0.55%
Building Auth., Rev. Capital Appreciation Bonds, Series 1996-A, AMBAC
insured, 0% 2014                                                                                  3,780          2,268
Health and Educational Facs. Auth., Rev. Ref. Bonds (Rapid City Regional
Hospital Issue), Series 1999, MBIA insured:
 5.00% 2007                                                                                       2,045          2,265
 5.00% 2009                                                                                       4,010          4,360
 5.00% 2010                                                                                       4,175          4,475
Housing Dev. Auth., Homeownership Mortgage Bonds:
 Series 1995-A, 5.80% 2014                                                                        3,000          3,109
 Series 2002-F, 4.30% 2014                                                                        1,030          1,052


Tennessee  -  1.45%
Fort Sanders Alliance Obligated Group, The Health, Educational and Housing
Facs. Board of the County of Knox, Hospital Rev. Bonds, Series 1990-A, MBIA
insured, 6.25% 2013                                                                               2,000          2,360
Memphis-Shelby County Airport Auth., Special Facs. Rev. Ref. Bonds (Federal
Express Corp.), Series 2002, 5.05% 2012                                                           9,500          9,997
Health and Education Facs. Board of the Metropolitan Government of Nashville
and Davidson County, Rev. Bonds (Blakeford Project), Series 1994-A, 9.25% 2024
(preref. 2004)                                                                                    6,600          7,416
Shelby County, G.O. Ref. Capital Appreciation Bonds, Series 1996-B, 0% 2011                       3,750          2,679
The Health, Educational and Housing Fac. Board of the County of Shelby, Hospital
Rev. Bonds (Methodist Healthcare), Series 2002, 6.00% 2020                                        9,500         10,000
The Health, Educational and Housing Facs. Board of the County of Sullivan,
Hospital Rev. Bonds (Wellmont Health System Project), Series 2002:
 6.75% 2014                                                                                       2,360          2,675
 6.75% 2016                                                                                       2,690          2,996
 6.25% 2022                                                                                       2,000          2,064
 6.25% 2032                                                                                       6,000          6,109


Texas  -  12.04%
Public Fin. Auth., G.O. Ref. Bonds:
 Series 2001-A, 5.375% 2016                                                                       2,540          2,800
 Series 2002, 5.25% 2007                                                                          3,760          4,275
Turnpike Auth., Central Turnpike System, Second Tier Bond Anticipation Notes,
Series 2002, 5.00% 2008                                                                           5,000          5,593
Amarillo Health Facs. Corp., Hospital Rev. Bonds (Baptist St. Anthony's Hospital
Corp. Project), Series 1998, FSA insured, 5.50% 2015                                              6,320          7,096
City of Austin (Travis and Williamson Counties), Water and Wastewater System Rev.
Ref. Bonds, Series 2001-B, FSA insured, 5.75% 2016                                                6,800          7,705
Bell County Health Facs. Dev. Corp., Retirement Fac. Rev. Bonds (Buckner
Retirement Services, Inc. Obligated Group Project), Series 1998:
 5.25% 2009                                                                                       1,620          1,748
 5.00% 2010                                                                                       1,705          1,792
 5.25% 2028                                                                                       9,400          8,911
Brazos River Auth., Rev. Ref. Bonds (Houston Industries Incorporated Project),
MBIA insured, 4.90% 2015                                                                          3,360          3,617
Brazos River Harbor Navigation, Dist. of Brazoria County, Environmental Facs.
Rev. Bonds (The Dow Chemical Co. Project), Series 2002-B3, 5.15% 2033 (put 2009)                  6,600          6,828
Industrial Dev. Corp. of Port of Corpus Christi, Rev. Ref. Bonds (Valero
Refining and Marketing Co. Project), Series 1997-C, 5.40% 2018                                   12,800         12,414
Cypress-Fairbanks Independent School Dist. (Harris County):
 Unlimited Tax Ref. Bonds, Capital Appreciation Bonds, Series 1993-A, 0% 2013                     6,675          4,399
 Unlimited Tax Ref. and Schoolhouse Bonds, Series 2001, 5.25% 2016                                3,500          3,823
City of Dallas:
 G.O. Limited Tax:
  5.00% 2014                                                                                      3,400          3,684
  5.00% 2015                                                                                      2,000          2,150
 Dallas, Denton, Collin and Rockwall Counties:
  G.O. Ref. and Improvement Bonds, Series 1998, 5.00% 2012                                        1,000          1,083
  Waterworks and Sewer System Rev. Ref. Bonds, Series 2002, 5.00% 2009                            1,285          1,448
Dallas County, Unlimited Tax Ref. and Improvement Bonds, G.O. Ref. Bonds,
Series 2001-A:
 5.375% 2013                                                                                      2,465          2,769
 5.375% 2015                                                                                      3,725          4,128
DeSoto Independent School Dist. (Dallas County), Unlimited Tax School
Building and Ref. Bonds, Series 2001:
 0% 2018                                                                                          2,835          1,352
 0% 2019                                                                                          3,335          1,491
 0% 2020                                                                                          3,335          1,396
Eanes Independent School Dist. (Travis County), Unlimited Tax School
Building Bonds, Series 2001:
 5.50% 2014                                                                                       2,050          2,299
 5.50% 2015                                                                                       2,150          2,402
 5.50% 2016                                                                                       1,125          1,249
Garland Independent School Dist. (Dallas County), Unlimited Tax Ref.
and School Building Bonds, Series 2001:
 5.50% 2013                                                                                       2,170          2,430
 5.50% 2015                                                                                       2,420          2,688
Harris County:
 G.O. and Rev. Ref. Bonds, Series 2002, MBIA insured, 0% 2015                                     6,000          3,429
 Unlimited Tax Road G.O. Ref. Bonds, Series 2001, 5.375% 2015                                     2,500          2,772
 Health Facs. Dev. Corp.:
  Hospital Rev. Bonds:
   Memorial Hermann Healthcare System, Series 2001-A, 6.375% 2029                                13,900         14,912
   Memorial Hermann Hospital System Project, Series 1998, FSA insured:
    5.25% 2008                                                                                    1,890          2,109
    5.50% 2011                                                                                    5,000          5,648
    5.50% 2014                                                                                    4,790          5,410
    5.50% 2015                                                                                   10,325         11,690
  Rev. Bonds:
   CHRISTUS Health, Series 1999-A, MBIA insured, 5.50% 2010                                       3,380          3,768
   St. Luke's Episcopal Hospital:
    Series 2001-A:
     5.625% 2014                                                                                  1,000          1,091
     5.625% 2015                                                                                  2,500          2,715
     5.625% 2016                                                                                  2,700          2,913
     5.625% 2018                                                                                  2,000          2,134
     5.50% 2020                                                                                   4,000          4,180
     5.50% 2021                                                                                   5,740          5,970
    Series 2002:
     5.50% 2015                                                                                   1,000          1,086
     5.50% 2016                                                                                   1,000          1,078
     5.50% 2018                                                                                   1,105          1,177
 Permanent Improvement and Ref. Bonds, Series 2002:
  5.00% 2010                                                                                      2,000          2,247
  5.25% 2016                                                                                      2,700          2,965
Hidalgo County Health Services Corp., Hospital Rev. Bonds (Mission Hospital,
Inc. Project), Series 1996:
 7.00% 2008                                                                                         885            949
 6.75% 2016                                                                                       1,740          1,765
City of Houston, FSA insured:
 Airport System Subordinate Lien Rev. Bonds, Series 2002-A:
  5.50% 2015                                                                                      3,000          3,366
  5.00% 2022                                                                                      3,000          3,098
 Water and Sewer System, Junior Lien Rev. Ref. Bonds, Series 1998-A, 0% 2019                      3,000          1,322
Jefferson County, Health Facs. Dev. Corp., Baptist Hospitals of Southeast Texas,
FHA insured Mortgage Rev. Bonds, Series 2001, AMBAC insured, 5.20% 2021                           4,000          4,164
Katy Independent School Dist. (Fort Ben, Harris and Waller Counties), Limited Tax
Ref. Bonds, Series 2001:
 5.50% 2015                                                                                       1,290          1,434
 5.50% 2016                                                                                       1,805          1,995
Keller Independent School Dist. (Tarrant County), Unlimited Tax School Building
and Ref. Capital Appreciation Bonds, Series 2001, 0% 2012                                         6,040          4,130
Ladero Independent School Dist. (Webb County), Unlimited Tax School Building and
Ref. Bonds, Series 2001, 5.375% 2015                                                              2,000          2,209
Lewisville Independent School Dist. (Denton County), Unlimited Tax School
Building and Ref. Bonds, Series 2001, 5.50% 2015                                                  2,000          2,235
Mansfield Independent School Dist. (Tarrant and Johnson Counties), Unlimited
Tax School Building and Ref. Bonds, Series 2001, 5.50% 2016                                       2,635          2,913
Midway Independent School Dist. (McLennan County), Unlimited Tax School
Building and Ref. Bonds, Capital Appreciation, Series 2000, 0% 2019                               5,000          2,236
Northeast Medical Clinic, Hospital Auth., County of Humble, Rev. Bonds,
FSA insured, 6.25% 2012                                                                           1,000          1,198
Northside Independent School Dist.:
 Unlimited Tax School Building and Ref. Bonds, Series 2001, 5.50% 2014                            4,000          4,465
 Variable Rate Unlimited Tax School Building Bonds, Series 2001-A:
  5.375% 2016                                                                                     2,560          2,835
  5.375% 2017                                                                                     2,695          2,965
  5.375% 2018                                                                                     2,835          3,100
Plano Independent School Dist. (Collin County), Unlimited Tax School Building
and Ref. Bonds, Series 2001, 5.25% 2015                                                           2,000          2,180
Round Rock Independent School Dist. (Williamson and Travis Counties), Unlimited
Tax School Building Bonds, Series 2001-A:
 5.50% 2015                                                                                       2,000          2,235
 5.50% 2016                                                                                       2,500          2,776
Sabine River Auth., Pollution Control Rev. Ref. Bonds (TXU Electric Company
Project), Series 2001-A, 5.50% 2022 (put 2011)                                                    9,000          8,692
Sam Rayburn Municipal Power Agcy., Power Supply System Rev. Ref. Bonds, Series 2002:
 Radian insured, 5.125% 2017                                                                      8,000          8,282
 6.00% 2021                                                                                       1,000          1,014
City of San Antonio:
 General Improvement and Ref. Bonds, Series 2001:
  5.25% 2015                                                                                      8,425          9,185
  5.25% 2016                                                                                      8,385          9,094
 General Improvement Forward Ref. Bonds, Series 2002, 5.00% 2011                                  3,000          3,352
 Electric and Gas Systems Rev. and Ref. Bonds:
  New Series 1998-A:
   5.25% 2015                                                                                     3,300          3,584
   5.25% 2015 (preref. 2009)                                                                      1,775          2,031
   4.50% 2021                                                                                     4,000          3,959
  New Series 2002:
   5.375% 2015                                                                                    9,000         10,215
   5.375% 2016                                                                                    4,650          5,128
 Bexar County, Water System Rev. and Ref. Bonds, Series 2001, 5.00% 2016                          1,000          1,066
San Antonio Independent School Dist.:
 Unlimited Tax Ref. Bonds, Series 2001-B:
  5.375% 2013                                                                                     4,260          4,767
  5.375% 2015                                                                                     4,390          4,851
 Unlimited Tax School Building Bonds, Series 2001-A:
  5.375% 2015                                                                                     1,515          1,674
  5.375% 2016                                                                                     1,705          1,873
Spring Branch Independent School Dist. (Harris County), Limited Tax Schoolhouse
and Ref. Bonds, Series 2001:
 5.375% 2015                                                                                      3,875          4,260
 5.375% 2016                                                                                      3,070          3,355
Tarrant County, Health Facs. Dev. Corp.:
 Health Resources System Rev. Bonds, Series 1997-A, MBIA insured:
  5.50% 2007                                                                                      4,000          4,462
  5.75% 2015                                                                                      3,000          3,460
 Hospital Rev. Bonds (Baylor Health Care System Project), Series 2002-A:
  5.00% 2019                                                                                      5,500          5,574
  5.25% 2022                                                                                      3,000          3,060
Tarrant Regional Water Dist., A Water Control and Improvement Dist., Water Rev.
Ref. and Improvement Bonds, Series 2002, FSA insured:
 5.00% 2010                                                                                       1,000          1,114
 5.00% 2013                                                                                       3,000          3,325
Texas A&M University, Permanent University Fund Ref. Bonds, 5.25% 2016                            5,000          5,532
Tomball Hospital Auth., Rev. Ref. Bonds, Series 1993, 6.125% 2023                                 2,000          2,013
Board of Regents of The University of Texas System:
 Permanent University Fund Bonds, Series 2002-B:
  5.25% 2015                                                                                      7,435          8,182
  5.25% 2016                                                                                      2,315          2,531
 Rev. Fncg. System Bonds:
  Series 1996-B, 5.00% 2011                                                                       3,750          4,127
  Series 2001-B, 5.375% 2013                                                                      2,000          2,249
  Series 2001-C, 5.375% 2016                                                                      4,000          4,405
  Series 2002-B, 5.25% 2016                                                                       7,280          8,232
  Series 2003-B:
   5.25% 2010                                                                                     1,895          2,161
   5.25% 2011                                                                                     3,105          3,532
   5.375% 2016                                                                                    1,000          1,121
Weatherford Independent School Dist. (Parker County), Unlimited Tax School
Building and Ref. Bonds, Capital Appreciation, Series 2000, 0% 2018                               2,625          1,283


Utah  -  0.71%
Alpine School Dist., Utah County, G.O. School Building Bonds (Utah School
Bond Guaranty Program), Series 2001-A:
 5.25% 2015                                                                                       3,000          3,311
 5.25% 2016                                                                                       4,225          4,638
Salt Lake County, G.O. Ref. Bonds, Series 2001:
 5.25% 2011                                                                                       5,000          5,713
 5.00% 2012                                                                                       8,130          9,037


Vermont  -  0.07%
Educational and Health Buildings Fncg. Agcy., Hospital Rev. Bonds (Medical
Center Hospital of Vermont Project), Series 1993, FGIC insured, 5.75% 2007                        2,250          2,331


Virginia  -  1.20%
City of Chesapeake, G.O. Public Improvement and Ref. Bonds, Series 2001, 5.50% 2011               3,500          4,080
Dulles Town Center, Community Dev. Auth. (Loudoun County), Special Assessment
Bonds (Dulles Town Center Project), Series 1998, 6.25% 2026                                       2,500          2,518
Fairfax County:
 Econ. Dev. Auth., Retirement Community Rev. Bonds (Greenspring Village, Inc.
Fac.), Series 1999-A, 7.50% 2029                                                                 15,500         16,350
 Industrial Dev. Auth., Hospital Rev. Ref. Bonds (Inova Health System Hospitals
Project), Series 1993-A:
  5.00% 2011                                                                                      1,300          1,415
  5.00% 2023                                                                                      1,200          1,254
Gateway Community Dev. Auth. (Prince William County), Special Assessment Bonds,
Series 1999, 6.25% 2026                                                                           2,130          2,140
Industrial Dev. Auth., Hanover County, Hospital Rev. Bonds (Memorial Regional
Medical Center Project at Hanover Medical Park), Series 1995, MBIA insured, 6.50% 2009            1,000          1,203
Heritage Hunt Commercial Community Dev. Auth. (Prince William County), Special
Assessment Bonds:
 Series 1999-A, 6.85% 2019                                                                        2,790          2,935
 Series 1999-B, 7.00% 2029                                                                          988          1,045
Peninsula Ports Auth. Health System Rev. Ref. Bonds (Riverside Health System
 Project), Series 1998, MBIA insured, 5.00% 2010                                                  1,000          1,100
Pocahontas Parkway Association, Route 895 Connector Toll Road Rev. Bonds,
 Series 1998-A, 5.25% 2008                                                                        5,000          4,376


Washington  -  6.89%
G.O. Bonds:
 Motor Vehicle Fuel Tax, Series 2002-C, FSA insured, 5.00% 2017                                   5,000          5,325
 Various Purpose, Series 2001-C, 5.00% 2010                                                       7,310          8,124
Health Care Facs. Auth., Rev. Bonds:
 Providence Health System, Series 2001-A, MBIA insured:
  5.50% 2011                                                                                      6,565          7,439
  5.625% 2014                                                                                     3,000          3,357
  5.625% 2015                                                                                     8,635          9,603
 Group Health Cooperative of Puget Sound, Series 2001, AMBAC insured, 5.375% 2012                 1,500          1,677
Public Power Supply System, Rev. Ref. Bonds:
 Nuclear Project No. 1, Series 1997-B, 5.125% 2014                                                5,000          5,295
 Nuclear Project No. 2:
  Series 1993-B, FSA insured, 5.65% 2008                                                          3,030          3,495
  Series 1994-A, 6.00% 2007                                                                      19,900         22,859
  Series 1998-A, 5.00% 2012                                                                       6,200          6,658
 Nuclear Project No. 3:
  Series 1989-A, MBIA insured, 0% 2013                                                            4,000          2,579
  Series 1989-B, 7.125% 2016                                                                      5,250          6,855
Central Puget Sound Regional Transit Auth., Sales Tax and Motor Vehicle
Excise Tax Bonds, Series 1999, FGIC insured:
 5.25% 2021                                                                                       5,500          6,072
 4.75% 2028                                                                                      21,940         21,712
Public Utility Dist. No. 1:
 Chelan County, Columbia River-Rock Island Hydro-Electric System Rev. Ref.
Bonds, Series 1997-A, MBIA insured, 0% 2019                                                      11,345          5,067
 Snohomish County, FSA insured:
  Electric System Rev. Bonds, Series 2002, 5.25% 2014                                             1,500          1,665
  Generation System Rev. Ref. Bonds, Series 2002-B, 5.25% 2012                                    2,250          2,547
Clark County, Vancouver School Dist. No. 37, Unlimited Tax Deferred
Interest G.O. Bonds, Series 2001-C, FGIC insured, 0% 2016                                         5,000          2,660
Energy Northwest:
 Columbia Generating Station Ref. Electric Rev. Bonds, Series 2001-A,
FSA insured:
  5.375% 2013                                                                                     3,000          3,361
  5.50% 2016                                                                                     13,000         14,450
 Ref. Electric Rev. Bonds:
  Project No. 1, Series 2002-A, MBIA insured:
   5.50% 2015                                                                                     5,000          5,611
   5.50% 2016                                                                                     5,000          5,573
  Project No. 3, Series 2001-A, FSA insured, 5.50% 2017                                           5,000          5,531
King County:
 Limited Tax G.O. (Baseball Stadium), Ref. Bonds, Series 2002, 5.50% 2012                         3,000          3,473
 Sewer Rev. Bonds, Rev. Ref. Bonds:
  Series 2001, FGIC insured, 5.25% 2015                                                           2,000          2,199
  Series 2002-B, FSA insured, 5.50% 2015                                                          4,500          5,057
City of Seattle:
 Limited Tax G.O. Bonds, 2001 (Various Purposes):
  5.00% 2013                                                                                      3,835          4,204
  5.00% 2014                                                                                      4,040          4,386
  5.25% 2015                                                                                      4,255          4,675
  5.375% 2016                                                                                     4,485          4,941
  5.375% 2017                                                                                     4,440          4,858
  5.375% 2018                                                                                     2,000          2,178
 Municipal Light and Power:
  Improvements and Rev. Ref. Bonds, Series 2001, FSA insured:
   5.50% 2012                                                                                     2,000          2,263
   5.50% 2016                                                                                     5,000          5,522
  Rev. Anticipation Notes, Series 2001, 4.50% 2003                                                2,000          2,006
Port of Seattle, Subordinate Lien Rev. Bonds, Series 1999-A, FGIC insured:
 5.50% 2016                                                                                       3,080          3,571
 5.50% 2018                                                                                       7,920          9,168
 5.50% 2019                                                                                       3,630          4,190


Wisconsin  -  1.75%
G.O. Bonds:
 Ref. Bonds, Series 1998-1, 5.50% 2010                                                            3,225          3,737
 Series 1999-A, 5.00% 2012                                                                        3,390          3,662
Badger Tobacco Asset Securitization Corp., Tobacco Settlement Asset-backed
Bonds, 6.125% 2027                                                                               16,450         16,103
Health and Educational Facs. Auth., Rev. Bonds:
 Children's Hospital Project, Series 1993, FGIC insured, 5.50% 2006                               2,000          2,230
 Children's Hospital of Wisconsin, Inc., Series 1998, AMBAC insured, 5.625% 2015                  1,130          1,296
 Froedtert & Community Health Obligated Group, Series 2001:
  5.625% 2014                                                                                     1,000          1,081
  5.625% 2015                                                                                     1,100          1,184
 Medical College of Wisconsin, Series 1993, 5.95% 2015                                            3,000          3,084
 The Monroe Clinic, Inc.:
  Series 1998:
   4.80% 2010                                                                                     1,110          1,162
   4.90% 2011                                                                                     1,165          1,209
  Series 1999:
   5.125% 2016                                                                                    1,000          1,014
   5.375% 2022                                                                                    2,000          1,978
Housing and Econ. Dev. Auth.:
 Home Ownership Rev. Bonds, Series 1998-A, 5.375% 2017                                            1,510          1,596
 Housing Rev. Bonds, Series 1992-A, 6.40% 2003                                                      725            735
Pollution Control and Industrial Dev. Rev. Bonds (General Motors Corp. Projects),
City of Janesville, Series 1984, 5.55% 2009                                                       3,650          3,975
Milwaukee Metropolitan Sewerage Dist., Milwaukee, Ozaukee, Washington and Waukesha
Counties, G.O. Sewerage Systems Bonds, Series 2001-A, 5.25% 2014                                  3,590          3,976
City of Superior, Limited Obligation Rev. Ref. Bonds (Midwest Energy Resources Co.
Project), Series 1991-E (collateralized), FGIC insured, 6.90% 2021                                6,000          7,802



                                                                                                             2,924,557



                                                                                              Principal         Market
                                                                                                 amount          value
Short-term securities - 8.74%                                                                      (000)          (000)


Municipality of Anchorage, Alaska, G.O. and Ref. Bonds, Series 2002-A,
3.00% 6/1/2003                                                                                   $8,625         $8,668
Baltimore County, Maryland, Rev. Bonds (Oak Crest Village, Inc. Project),
Series 1999-A, 1.08% 2029 (3)                                                                     3,000          3,000
State of California, 2002-03 Rev. Anticipation Notes, Index Notes (LIBOR),
Series C, 1.337% 6/20/2003 (3)                                                                    9,000          8,981
Clark County, Nevada, Industry Regional Auth., Highway Rev. (Motor Vehicle
Fuel Tax) Commercial Paper Notes, Series 2001-A, 1.05% 4/3/2003                                   5,000          5,000
Industrial Dev. Auth. of the Town of Culpeper, Virginia, Residential Care
Fac. Rev. Bonds (Virginia Baptist Homes), Series 2000, 1.08% 2030 (3)                             8,620          8,620
Delaware County, Pennsylvania, Pollution Control Rev. Ref. Bonds (Philadelphia
Electric Co. Project), Series 1988-A, FGIC insured, 1.05% 3/4/2003                                2,500          2,500
District of Columbia, Industry Regional Auth. Obligation Bonds (National
Academy of Science), Series 1999-B, AMBAC insured, 1.10% 5/1/2003                                 2,100          2,100
City of Farmington, New Mexico, Pollution Control Rev. Ref. Bonds (Arizona
Public Service Co. Four Corners Project), Series 1994-A, 1.15% 2024 (3)                           4,500          4,500
County of Franklin, Ohio, Variable Rate Demand Hospital Facs. Rev. Ref.
Bonds (U.S. Health Corp. of Columbus), Series 1996-B, 1.05% 2020 (3)                              5,000          5,000
Harris County, Texas, G.O. Commercial Paper Notes, Series 2003-A1, 1.05% 3/3/2003                 4,445          4,445
City of Houston, Texas, Tax and Rev. Anticipation Notes, Series 2002, 3.00% 6/30/2003             5,000          5,034
State of Idaho, Tax Anticipation Notes, Series 2002, 3.00% 6/30/2003                              8,000          8,055
State of Illinois:
 Dev. Fin. Auth., Revolving Fund Rev. Bonds, Series 2002 (Master Trust),
3.50% 3/1/2003                                                                                    3,085          3,086
 Joliet Regional Port Dist., Marine Terminal Rev. Ref. Bonds (Exxon Project),
Series 1989, 1.00% 2024 (3)                                                                       1,000          1,000
 Rev. Anticipation Certificates of July 2002, 3.00% 6/15/2003                                     3,000          3,018
County of Los Angeles, California, Tax and Rev. Anticipation Notes, Series A,
3.00% 6/30/2003                                                                                   8,100          8,154
Lower Neches Valley Auth., Texas, Industrial Dev. Corp., Exempt Facs. Ref. Rev.
 Bonds (ExxonMobil Project), Series 2001, Subseries 2001-A, 1.10% 2031 (3)                        1,500          1,500
State of Maryland:
 Economic Dev. Corp., Economic Dev. Rev. Bonds (The Associated Projects),
Series 2002-A, 1.05% 2031 (3)                                                                     1,400          1,400
 Health and Higher Educational Facs. Auth., Pooled Loan Program Rev. Bonds,
Series 1994-D, 1.00% 2029 (3) (4)                                                                18,820         18,820
 Johns Hopkins University, Commercial Paper Rev. Notes, Series 2001-B, 1.05% 4/4/2003             2,500          2,500
The Commonwealth of Massachusetts:
 G.O. Ref. Bonds (Variable Rate Demand Bonds), Series 1998-B, 1.10% 2016 (3)                      6,000          6,000
 Health and Educational Fac. Auth., Harvard University Issue, Series 2002-EE,
1.05% 4/1/2003                                                                                    1,200          1,200
 Water Resources Auth., Multi-Modal Subordinated G.O. Rev. Ref. Bonds,
Series 2000-C, FGIC insured, 1.05% 2037 (3)                                                      13,300         13,300
The Curators of the University of Missouri, Capital Projects Notes,
Series FY 2002-2003, 3.00% 6/30/2003                                                             10,000         10,067
Montgomery County, Maryland, Consolidated Comercial Paper Bond Anticipation
Notes, Series 2002, 1.00% 3/6/2003                                                                3,200          3,200
The Public Building Auth. of the County of Montgomery, Tennessee, Adjustable R
ate Pooled Fncg. Rev. Bonds (Tennessee County Loan Pool): (3)
 Series 1999, 1.05% 2029                                                                         14,400         14,400
 Series 2002, 1.15% 2032                                                                          9,400          9,400
State of New Jersey, Tax and Rev. Anticipation Notes, Series Fiscal 2003-A,
3.00% 6/12/2003                                                                                   9,000          9,052
City of New York, New York:
 G.O. Bonds: (3)
  Fiscal 1994 Series A-7, 1.10% 2020                                                              3,700          3,700
  Tax-Exempt Adjustable Rate Bonds, Fiscal 1994 Subseries E-3, 1.10% 2023                        10,000         10,000
 G.O. Rev. Anticipation Notes, Fiscal 2003 Series A, 3.75% 4/11/2003                              7,000          7,019
 Metropolitan Transportation Auth., Transportation Rev. Variable Rate Ref.
Bunds, Series 2002-D2, FSA insured, 1.10% 2032 (3)                                               11,000         11,000
 Multi-family Housing Dev. Mortgage Rev. Bonds (West 43rd Street Dev.),
Series 1996-1B, 1.05% 3/18/2003                                                                   4,000          4,000
New York Local Government Assistance Corp. (A Public Benefit Corp. of the
State of New York), Variable Rate Bonds, Series 1995-F, 1.10% 2025 (3)                            8,700          8,700
North Carolina Capital Facs. Fin. Agcy., Student Housing Facs. Rev. Bonds
(Winston-Salem State University Housing Foundation, LLC Project),
Series 2001, 1.05% 2031 (3)                                                                       2,000          2,000
North Carolina Medical Care Commission: (3)
 Variable Rate Demand Health Care Facs. Rev. Bonds (The Presbyterian Home
at Charlotte, Inc. Project), Series 2001, 1.08% 2024                                              3,410          3,410
 Variable Rate Hospital Rev. Bonds (Pooled Fncg. Project), Series 1996-A, 1.10% 2016              1,200          1,200
State of Ohio, Air Quality Facs. Rev. Ref. Bonds (Ohio Edison Co. Project),
Series 1989-A, 1.10% 2014 (3)                                                                     2,900          2,900
Industrial Dev. Auth. of the City of Roanoke, Virginia, Hospital Rev. Ref.
Bonds (Carilion Health System Obligated Group): (3)
 Series 2002-C, 1.10% 2027                                                                       16,475         16,475
 Series 2002-D, 1.15% 2027                                                                        1,400          1,400
City of San Antonio, Texas, G.O. Comercial Paper Notes, Series 2003, 1.00% 3/3/2003               2,000          2,000
Shelby County, Tennessee, Health, Educational and Housing Facs. Board Rev.
Bonds (Baptist Memorial Hospital Project), Series 2003, 1.05% 3/28/2003                           1,500          1,500
South Carolina Public Service Auth., Commercial Paper Rev. Notes,
Series 1998, 1.05% 4/10/2003                                                                      3,000          3,000
State of Tennessee, Public Building Auth. of the City of Clarksville,
Adjustable Rate Pooled Fncg. Rev. Bonds: (3)
 Series 2001, 1.15% 2031                                                                          5,700          5,700
 Tennessee Municipal Bond Fund, Series 2003, 1.15% 2033                                           1,000          1,000
State of Texas, Tax and Rev. Anticipation Notes, Series 2002, 2.75% 8/29/2003                    15,000         15,126
Uinta County, Wyoming, Pollution Control Rev. Ref. Bonds (Amoco Project),
 Series 1998, 1.10% 2026 (3)                                                                      1,000          1,000
City of Valdez, Alaska, Marine Terminal Rev. Ref. Bonds: (3)
 ExxonMobil Project, Series 2001, 1.10% 2029                                                      1,500          1,500
 Exxon Pipeline Co. Project, Series 1993-A, 1.10% 2033                                            1,200          1,200
State of Wisconsin:
 G.O. Bonds, Series 1993-A, 5.20% 2007 (preref. 2003)                                             2,000          2,015
 G.O. Commercial Paper Notes, Series 1998-A, 1.05% 4/1/2003                                       1,600          1,600



                                                                                                               279,445


Total investment securities (cost: $3,043,044,000)                                                           3,204,002
Other assets less liabilities                                                                                   (5,850)

Net assets                                                                                                  $3,198,152

(1) Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration.
(2) Company not making interest payments;
    bankruptcy proceedings pending.
(3) Coupon rate may change periodically; the date of the next scheduled coupon rate change is considered to be the maturity date.
(4) This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

See Notes to Financial Statements


Key to abbreviations

Agcy. = Agency
Auth. = Authority
Cert. of Part. = Certificates of Participation
Dept. = Department
Dev. = Development
Dist. = District
Econ. = Economic
Fac. = Facility
Facs. = Facilities
Fin. = Finance
Fncg. = Financing
G.O. = General Obligation
Preref. = Prerefunded
Redev. = Redevelopment
Ref. = Refunding
Rev. = Revenue

FINANCIAL STATEMENTS

Statement of assets and liabilities                                                                                   unaudited
at February 28, 2003
(dollars and shares in thousands, except per-share amounts)
Assets:
 Investment securities at market (cost: $3,043,044)                                                                  $3,204,002
 Cash                                                                                                                        73
 Receivables for:
  Sales of investments                                                                              $1,615
  Sales of fund's shares                                                                             8,584
  Interest                                                                                          38,794               48,993
 Other assets                                                                                                                 5
                                                                                                                      3,253,073
Liabilities:
 Payables for:
  Purchases of investments                                                                          46,364
  Repurchases of fund's shares                                                                       2,614
  Dividends on fund's shares                                                                         3,618
  Investment advisory services                                                                         784
  Services provided by affiliates                                                                    1,455
  Deferred Directors' compensation                                                                      65
  Other fees and expenses                                                                               21               54,921
Net assets at February 28, 2003                                                                                      $3,198,152

Net assets consist of:
 Capital paid in on shares of capital stock                                                                          $3,042,361
 Undistributed net investment income                                                                                      2,773
 Accumulated net realized loss                                                                                           (7,940)
 Net unrealized appreciation                                                                                            160,958
Net assets at February 28, 2003                                                                                      $3,198,152

Total authorized capital stock - 500,000 shares, $.001 par value
                                                                                                    Shares      Net asset value
                                                                     Net assets                outstanding         per share (1)

Class A                                                              $2,887,020                    231,616               $12.46
Class B                                                                 104,982                      8,422                12.46
Class C                                                                 108,822                      8,731                12.46
Class F                                                                  59,632                      4,784                12.46
Class R-5                                                                37,696                      3,024                12.46
(1) Maximum offering price and redemption price per share were equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $12.95.

See Notes to Financial Statements

Statement of operations
for the six months ended February 28, 2003
(dollars in thousands)
                                                                                                                     unaudited
Investment income:
 Income:
  Interest                                                                                                             $76,092
 Fees and expenses:
  Investment advisory services                                                                     $4,816
  Distribution services                                                                             4,418
  Transfer agent services                                                                             363
  Administrative services                                                                             136
  Reports to shareholders                                                                              97
  Registration statement and prospectus                                                               203
  Postage, stationery and supplies                                                                     48
  Directors' compensation                                                                              17
  Auditing and legal                                                                                   62
  Custodian                                                                                            27
  State and local taxes                                                                                 1
  Other                                                                                                 5               10,193
 Net investment income                                                                                                  65,899

Net realized loss and unrealized
 appreciation on investments:
 Net realized loss on investments                                                                                       (7,890)
 Net unrealized appreciation on investments                                                                             26,924
  Net realized loss and unrealized
   appreciation on investments                                                                                          19,034
Net increase in net assets resulting
 from operations                                                                                                       $84,933



See Notes to Financial Statements





Statement of changes in net assets
(dollars in thousands)
                                                                                               Six months           Year ended
                                                                                       ended February 28,           August 31,
                                                                                                    2003*                 2002
Operations:
 Net investment income                                                                            $65,899             $117,023
 Net realized (loss) gain on investments                                                           (7,890)               5,452
 Net unrealized appreciation on investments                                                        26,924               14,459
  Net increase in net assets
   resulting from operations                                                                       84,933              136,934

Dividends and distributions paid to
 shareholders:
 Dividends from net investment income                                                             (65,526)            (115,494)
 Distributions from net realized gain
 on investments                                                                                   (4,888)              (6,122)
   Total dividends and distributions paid
    to shareholders                                                                               (70,414)            (121,616)

Capital share transactions                                                                        252,716              665,106

Total increase in net assets                                                                      267,235              680,424

Net assets:
 Beginning of period                                                                            2,930,917            2,250,493
 End of period (including undistributed
  net investment income: $2,773 and $2,400,
  respectively)                                                                                $3,198,152           $2,930,917

*Unaudited.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS                                         unaudited


1. Organization and significant accounting policies

Organization - The Tax-Exempt Bond Fund of America, Inc. (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks a high level of federally tax-free current income, consistent with the preservation of capital, through a diversified portfolio of municipal bonds.

The fund offers five share classes consisting of four retail share classes and one retirement plan share class. The fund's share classes are described below:

---------------------------------------------------------------------------------------------------------
      Share class       Initial sales charge Contingent deferred sales         Conversion feature
                                               charge upon redemption
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
        Class A             Up to 3.75%                 None                          None
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
        Class B                 None          Declines from 5% to zero    Class B converts to Class A
                                               for redemptions within          after eight years
                                               six years of purchase
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
        Class C                 None         1% for redemptions within    Class C converts to Class F
                                                one year of purchase             after 10 years
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
        Class F                 None                    None                          None
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
       Class R-5                None                    None                          None

---------------------------------------------------------------------------------------------------------


Holders of all share classes have equal pro rata rights to assets, dividends and liquidation. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

Significant accounting policies - The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the fund:

         Security valuation - Fixed-income securities are valued at prices obtained from a pricing service. However, where the investment adviser deems it appropriate, they will be valued at the mean quoted bid and asked prices or at prices for securities of comparable maturity, quality and type. Short-term securities maturing within 60 days are valued at amortized cost, which approximates market value. The ability of the issuers of the debt securities held by the fund to meet their obligations may be affected by economic developments in a specific industry, state or region. Securities and other assets for which representative market quotations are not readily available are valued at fair value as determined in good faith by authority of the fund's Board of Directors.

         Security transactions and related investment income - Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

         Class allocations - Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

         Dividends and distributions to shareholders - Dividends paid to shareholders are declared daily after the determination of the fund's net investment income and are paid to shareholders monthly. Distributions paid to shareholders are recorded on the ex-dividend date.

2. Federal income taxation and distributions

The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made.

Distributions - Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as short-term capital gains and losses; expenses deferred for tax purposes; and amortization of market discounts. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund. As of February 28, 2003, the cost of investment securities for federal income tax purposes was $3,040,394,000.

As of February 28, 2003, the components of distributable earnings on a tax basis were as follows:

                                                       (dollars in thousands)
Undistributed net investment income                            $3,700
Undistributed short-term capital gains                             66
Accumulated long-term capital losses                           (7,899)
Gross unrealized appreciation on investment securities        183,362
Gross unrealized depreciation on investment securities        (19,754)

The tax character of distributions paid to shareholders was as follows (dollars in thousands):


Share class(1)
                                         Distributions from ordinary income        Distributions             Total
                                         Net investment         Short-term        from long-term     distributions
                                             income           capital gains        capital gains              paid
Six months ended February 28, 2003
Class A                                        $ 60,322                  -               $ 4,448          $ 64,770
Class B                                           1,685                  -                   151             1,836
Class C                                           1,669                  -                   154             1,823
Class F                                           1,031                  -                    77             1,108
Class R-5                                           819                  -                    58               877
Total                                          $ 65,526                  -               $ 4,888          $ 70,414


Year ended August 31, 2002
Class A                                       $ 110,878            $ 1,666               $ 4,256         $ 116,800
Class B                                           1,923                 27                    68             2,018
Class C                                           1,628                 21                    53             1,702
Class F                                             852                  9                    22               883
Class R-5                                           213                  -                     -               213
Total                                         $ 115,494            $ 1,723               $ 4,399         $ 121,616

(1) Class R-5 shares were offered beginning July 15, 2002.


3. Fees and transactions with related parties

Capital Research and Management Company ("CRMC"), the fund's investment adviser, is the parent company of American Funds Service Company ("AFS"), the fund's transfer agent, and American Funds Distributors ("AFD"), the principal underwriter of the fund's shares.

Investment advisory services - The Investment Advisory and Service Agreement with CRMC provides for monthly fees accrued daily. These fees are based on a declining series of annual rates beginning with 0.30% on the first $60 million of daily net assets and decreasing to 0.16% on such assets in excess of $3 billion. The agreement also provides for monthly fees, accrued daily, based on a declining series of annual rates beginning with 3.00% on the first $3,333,333 of the fund's monthly gross investment income and decreasing to 2.25% on such income in excess of $8,333,333. For the six months ended February 28, 2003, the investment advisory services fee was equivalent to an annualized rate of 0.320% of average daily net assets.

Class-specific fees and expenses - Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

         Distribution services - The fund has adopted plans of distribution for all share classes, except Class R-5. Under the plans, the Board of Directors approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares. The plans provide for annual expenses, based on a percentage of average daily net assets, ranging from 0.25% to 1.00% as noted below. In some cases, the Board of Directors has approved expense amounts lower than plan limits.

         ------------------------------------------------ ----------------------------- -----------------------------
         Share class                                       Currently approved limits            Plan limits
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Class A                                                     0.25%                         0.25%
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Class B                                                      1.00                          1.00
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Class C                                                      1.00                          1.00
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Class F                                                      0.25                          0.50
         ------------------------------------------------ ----------------------------- -----------------------------

         All share classes may use up to 0.25% of these expenses to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD for providing certain shareholder services. Expenses in excess of these amounts, up to approved limits, may be used to compensate dealers and wholesalers for shares sold.

         For Class A, the Board of Directors has also approved the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. This class reimburses AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.25% is not exceeded. As of February 28, 2003, unreimbursed expenses which remain subject to reimbursement totaled $3,372,000 for Class A.

         Transfer agent services - The fund has a transfer agent agreement with AFS for Class A and B shares. Under this agreement, these share classes compensate AFS for transfer agent services including shareholder recordkeeping, communications and transaction processing. AFS is also compensated for certain transfer agent services provided to all other share classes from the administrative services fees paid to CRMC described below.

         Administrative services - The fund has an administrative services agreement with CRMC to provide transfer agent and other related shareholder services for all classes of shares other than classes A and
         B. Each relevant class pays CRMC annual fees of 0.15% (0.10% for Class R-5) based on its respective average daily net assets. Each relevant class also pays AFS additional amounts for certain transfer agent services. CRMC and AFS may use these fees to compensate third parties for performing these services.

         Expenses under the agreements described above for the six months ended February 28, 2003, were as follows (dollars in thousands):

------------------------------------------------------------------------------------------
                                                          Administrative services
                  Distribution    Transfer agent   CRMC administrative  Transfer agent
  Share class       services         services          services            services
------------------------------------------------------------------------------------------
    Class A          $3,422            $349         Not applicable      Not applicable
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
    Class B           462               14          Not applicable      Not applicable
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
    Class C           474            Included             $71                 $5
                                        in
                                  administrative
                                     services
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
    Class F            60            Included              36                  5
                                        in
                                  administrative
                                     services
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
   Class R-5     Not applicable      Included              18                  1
                                        in
                                  administrative
                                     services
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
     Total           $4,418            $363              $125                 $11
------------------------------------------------------------------------------------------

Deferred Directors' compensation - Since the adoption of the deferred compensation plan in 1993, Directors who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Directors' fees in the accompanying financial statements include the current fees (either paid in cash or deferred) and the net increase or decrease in the value of the deferred amounts.

Affiliated officers and Directors - Officers and certain Directors of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or Directors received any compensation directly from the fund.

4. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):






Share class(1)
                                                                       Reinvestment
                                                                     of dividends and
                                            Sales(2)                   distributions           Repurchases(2)          Net increase
                                      Amount      Shares            Amount      Shares        Amount   Shares        Amount   Shares
Six months ended February 28, 2003
Class A                              $ 459,289     37,082           $ 44,902    3,628    $ (319,234) (25,841)    $ 184,957   14,869
Class B                                 29,205      2,357              1,358      110        (7,167)    (581)       23,396    1,886
Class C                                 42,772      3,454              1,433      116       (18,174)  (1,473)       26,031    2,097
Class F                                 74,890      6,054                869       70       (58,326)  (4,714)       17,433    1,410
Class R-5                                4,815        392                127       10        (4,043)    (326)          899       76
Total net increase
   (decrease) in fund                $ 610,971     49,339           $ 48,689    3,934    $ (406,944) (32,935)    $ 252,716   20,338


Year ended August 31, 2002
Class A                              $ 813,424     66,622           $ 75,729    6,208    $ (414,673) (33,978)    $ 474,480   38,852
Class B                                 59,851      4,902              1,432      117        (7,149)    (584)       54,134    4,435
Class C                                 74,616      6,112              1,232      101        (9,672)    (792)       66,176    5,421
Class F                                 74,565      6,104                677       55       (41,273)  (3,376)       33,969    2,783
Class R-5                               36,573      2,966                 23        2          (249)     (20)       36,347    2,948
Total net increase
   (decrease) in fund              $ 1,059,029     86,706           $ 79,093    6,483    $ (473,016) (38,750)    $ 665,106   54,439

(1) Class R-5 shares were offered beginning July 15, 2002.
(2) Includes exchanges between share classes of the fund.


5. Restricted securities

The fund has invested in certain securities for which resale may be limited to qualified buyers or which are otherwise restricted. These securities are identified in the investment portfolio. As of February 28, 2003, the total value of restricted securities was $8,922,000, which represents 0.28% of the net assets of the fund.

6. Investment transactions and other disclosures

The fund made purchases and sales of investment securities, excluding short-term securities, of $339,408,000 and $134,528,000, respectively, during the six months ended February 28, 2003.

The fund receives a reduction in its custodian fee equal to the amount of interest calculated on certain cash balances held at the custodian bank. For the six months ended February 28, 2003, the custodian fee of $27,000 includes $3,000 that was offset by this reduction, rather than paid in cash.

FINANCIAL HIGHLIGHTS (1)

                                                         Income from investment operations(3)
                                                                               Net
                                        Net asset                     gains(losses)
                                           value,            Net     on securities     Total from
                                        beginning     investment    (both realized     investment
                                        of period         income    and unrealized)    operations
Class A:
 Six months ended 2/28/2003 (2)            $12.41           $.27              $.07           $.34
 Year ended 8/31/2002                       12.38            .57               .06            .63
 Year ended 8/31/2001                       11.81            .60               .57           1.17
 Year ended 8/31/2000                       11.86            .60              (.01)           .59
 Year ended 8/31/1999                       12.60            .59              (.55)           .04
 Year ended 8/31/1998                       12.27            .62               .37            .99
Class B:
 Six months ended 2/28/2003 (2)             12.41            .22               .07            .29
 Year ended 8/31/2002                       12.38            .48               .06            .54
 Year ended 8/31/2001                       11.81            .52               .57           1.09
 Period from 3/15/2000 to 8/31/2000         11.50            .21               .34            .55
Class C:
 Six months ended 2/28/2003 (2)             12.41            .22               .07            .29
 Year ended 8/31/2002                       12.38            .47               .06            .53
 Period from 3/15/2001 to 8/31/2001         12.10            .21               .29            .50
Class F:
 Six months ended 2/28/2003 (2)             12.41            .26               .07            .33
 Year ended 8/31/2002                       12.38            .55               .06            .61
 Period from 3/15/2001 to 8/31/2001         12.10            .24               .29            .53
Class R-5:
 Six months ended 2/28/2003 (2)             12.41            .28               .07            .35
 Period from 7/15/2002 to 8/31/2002         12.33            .07               .08            .15

                                                    Dividends and distributions

                                        Dividends
                                        (from net  Distributions             Total       Net asset
                                       investment  (from capital     dividends and      value, end            Total
                                           income)         gains)    distributions       of period         return(4)
Class A:
 Six months ended 2/28/2003 (2)             $(.27)         $(.02)            $(.29)         $12.46            2.78%
 Year ended 8/31/2002                        (.57)          (.03)             (.60)          12.41             5.31
 Year ended 8/31/2001                        (.60)             -              (.60)          12.38            10.22
 Year ended 8/31/2000                        (.60)          (.04)             (.64)          11.81             5.27
 Year ended 8/31/1999                        (.59)          (.19)             (.78)          11.86              .23
 Year ended 8/31/1998                        (.62)          (.04)             (.66)          12.60             8.26
Class B:
 Six months ended 2/28/2003 (2)              (.22)          (.02)             (.24)          12.46             2.40
 Year ended 8/31/2002                        (.48)          (.03)             (.51)          12.41             4.53
 Year ended 8/31/2001                        (.52)             -              (.52)          12.38             9.45
 Period from 3/15/2000 to 8/31/2000          (.24)             -              (.24)          11.81             4.89
Class C:
 Six months ended 2/28/2003 (2)              (.22)          (.02)             (.24)          12.46             2.34
 Year ended 8/31/2002                        (.47)          (.03)             (.50)          12.41             4.40
 Period from 3/15/2001 to 8/31/2001          (.22)             -              (.22)          12.38             4.20
Class F:
 Six months ended 2/28/2003 (2)              (.26)          (.02)             (.28)          12.46             2.71
 Year ended 8/31/2002                        (.55)          (.03)             (.58)          12.41             5.15
 Period from 3/15/2001 to 8/31/2001          (.25)             -              (.25)          12.38             4.45
Class R-5:
 Six months ended 2/28/2003 (2)              (.28)          (.02)             (.30)          12.46             2.87
 Period from 7/15/2002 to 8/31/2002          (.07)             -              (.07)          12.41             1.23


                                                          Ratio of         Ratio of
                                         Net assets,      expenses       net income
                                       end of period    to average       to average
                                        (in millions)   net assets       net assets
Class A:
 Six months ended 2/28/2003 (2)               $2,887          .63% (5)        4.43% (5)
 Year ended 8/31/2002                          2,689           .63             4.73
 Year ended 8/31/2001                          2,202           .66             5.00
 Year ended 8/31/2000                          1,831           .67             5.22
 Year ended 8/31/1999                          1,917           .65             4.78
 Year ended 8/31/1998                          1,795           .66             4.98
Class B:
 Six months ended 2/28/2003 (2)                  105          1.38 (5)         3.66 (5)
 Year ended 8/31/2002                             81          1.38             3.91
 Year ended 8/31/2001                             26          1.40             4.06
 Period from 3/15/2000 to 8/31/2000                3           .64             1.99
Class C:
 Six months ended 2/28/2003 (2)                  109          1.51 (5)         3.53 (5)
 Year ended 8/31/2002                             82          1.51             3.79
 Period from 3/15/2001 to 8/31/2001               15           .73             1.77
Class F:
 Six months ended 2/28/2003 (2)                   59           .77 (5)         4.30 (5)
 Year ended 8/31/2002                             42           .78             4.54
 Period from 3/15/2001 to 8/31/2001                7           .40             2.11
Class R-5:
 Six months ended 2/28/2003 (2)                   38           .45 (5)         4.61 (5)
 Period from 7/15/2002 to 8/31/2002               37           .06              .59


                                                      Six months ended
                                                          February 28,                Year ended August 31
                                                           2003(2)       2002     2001     2000    1999      1998

Portfolio turnover rate for all classes of shares            5%          8%      21%      29%     15%       23%


(1) Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
(2) Unaudited.
(3) Years ended 1999 and 1998 are based on shares outstanding on the last day of the year; all other periods are based on average shares outstanding.
(4) Total returns exclude all sales charges, including contingent deferred sales charges.
(5) Annualized.

OTHER SHARE CLASS RESULTS                                                                                  unaudited


CLASS B, CLASS C AND CLASS F                                                          1 year          Life of class
Returns for periods ended March 31, 2003 (the most recent calendar quarter):

CLASS B SHARES
Reflecting applicable contingent deferred sales charge (CDSC), maximum of 5%, payable only if shares are
     sold within six years of purchase                                                +2.76%            +6.10%(1)
Not reflecting CDSC                                                                   +7.76%            +6.96%(1)

CLASS C SHARES
Reflecting CDSC, maximum of 1%, payable only if shares
     are sold within one year of purchase                                             +6.62%            +5.33%(2)
Not reflecting CDSC                                                                   +7.62%            +5.33%(2)

CLASS F SHARES(3)
Not reflecting annual asset-based fee charged
     by sponsoring firm                                                               +8.40%            +6.04%(2)

(1) Average annual compound return from March 15, 2000, when Class B shares were first sold.
(2) Average annual compound return from March 15, 2001, when Class C and Class F shares were first sold.
(3) These shares are sold without any initial or contingent deferred sales charge.

OFFICES OF THE FUND AND OF THE INVESTMENT ADVISER
Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

135 South State College Boulevard
Brea, CA 92821-5823

TRANSFER AGENT FOR SHAREHOLDER ACCOUNTS
American Funds Service Company
(Please write to the address nearest you.)

P.O. Box 25065
Santa Ana, CA 92799-5065

P.O. Box 659522
San Antonio, TX 78265-9522

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

CUSTODIAN OF ASSETS
JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

COUNSEL
Paul, Hastings, Janofsky & Walker LLP
515 South Flower Street
Los Angeles, CA 90071-2371

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
350 South Grand Avenue
Los Angeles, CA 90071-3405

PRINCIPAL UNDERWRITER
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

There are several ways to invest in The Tax-Exempt Bond Fund of America. Class A shares are subject to a 3.75% maximum up-front sales charge that declines for accounts of $100,000 or more. Other share classes have no up-front sales charges but are subject to additional annual expenses and fees. Annual expenses for Class B shares were 0.75% higher than for Class A shares; Class B shares convert to Class A shares after eight years of ownership. If redeemed within six years, Class B shares may also be subject to a contingent deferred sales charge (CDSC) of up to 5% that declines over time. Class C shares were subject to annual expenses 0.88% higher than those for Class A shares and a 1% CDSC if redeemed within the first year after purchase. Class C shares convert to Class F shares after 10 years. Class F shares, which are available only through certain fee-based programs offered by broker-dealer firms and registered investment advisers, had higher annual expenses (by 0.15%) than did Class A shares, and an annual asset-based fee charged by the sponsoring firm. Expenses are deducted from income earned by the fund. As a result, dividends and investment results will differ for each share class.

FOR INFORMATION ABOUT YOUR ACCOUNT OR ANY OF THE FUND'S SERVICES, OR FOR A PROSPECTUS FOR ANY OF THE AMERICAN FUNDS, PLEASE CONTACT YOUR FINANCIAL ADVISER. YOU MAY ALSO CALL AMERICAN FUNDS SERVICE COMPANY AT 800/421-0180 OR VISIT US AT AMERICANFUNDS.COM. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

This report is for the information of shareholders of The Tax-Exempt Bond Fund of America, but it may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after June 30, 2003, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

[logo - American Funds(R)]

The right choice for the long termSM

WHAT MAKES AMERICAN FUNDS DIFFERENT?

For more than 70 years, we have followed a consistent philosophy that we firmly believe is in our investors' best interests. The range of opportunities offered by our family of just 29 carefully conceived, broadly diversified funds has attracted over 20 million shareholder accounts.

OUR UNIQUE COMBINATION OF STRENGTHS INCLUDES THESE FIVE FACTORS:

o A LONG-TERM, VALUE-ORIENTED APPROACH
  Rather than follow fads, we rely on our own research to find well-managed companies.

o AN UNPARALLELED GLOBAL RESEARCH EFFORT
  American Funds draws on one of the industry's most globally integrated research networks.

o THE MULTIPLE PORTFOLIO COUNSELOR SYSTEM
  Every American Fund is divided among a number of portfolio counselors. Each takes responsibility for a portion independently, within each fund's objectives; in most cases, research analysts manage a portion as well. Over time this method has contributed to a consistency of results and continuity of management.

o EXPERIENCED INVESTMENT PROFESSIONALS
  The recent market decline was not the first for most of the portfolio counselors who serve the American Funds. Nearly 70% of them were in the investment business before the sharp market decline of 1987.

o A COMMITMENT TO LOW OPERATING EXPENSES
  American Funds' operating expenses are among the lowest in the mutual fund industry. Our portfolio turnover rates are low as well, keeping transaction costs and tax consequences contained.

29 MUTUAL FUNDS, CONSISTENT PHILOSOPHY, CONSISTENT RESULTS

GROWTH FUNDS
AMCAP Fund(R)
EuroPacific Growth Fund(R)
The Growth Fund of America(R)
The New Economy Fund(R)
New Perspective Fund(R)
New World FundSM
SMALLCAP World Fund(R)

GROWTH-AND-INCOME FUNDS
American Mutual Fund(R)
Capital World Growth and Income FundSM
Fundamental InvestorsSM
The Investment Company of America(R)
Washington Mutual Investors FundSM

EQUITY-INCOME FUNDS
Capital Income Builder(R)
The Income Fund of America(R)

BALANCED FUND
American Balanced Fund(R)

BOND FUNDS
American High-Income TrustSM
The Bond Fund of AmericaSM
Capital World Bond Fund(R)
Intermediate Bond Fund of America(R)
U.S. Government Securities FundSM

TAX-EXEMPT BOND FUNDS
American High-Income Municipal Bond Fund(R)
Limited Term Tax-Exempt Bond Fund of AmericaSM
The Tax-Exempt Bond Fund of America(R)

STATE-SPECIFIC TAX-EXEMPT FUNDS
The Tax-Exempt Fund of California(R)
The Tax-Exempt Fund of Maryland(R)
The Tax-Exempt Fund of Virginia(R)

MONEY MARKET FUNDS
The Cash Management Trust of America(R)
The Tax-Exempt Money Fund of AmericaSM
The U.S. Treasury Money Fund of AmericaSM

THE CAPITAL GROUP COMPANIES

American Funds
Capital Research and Management
Capital International
Capital Guardian
Capital Bank and Trust

Lit. No. TEBF-013-0403
Litho in USA BDC/PNL/6126

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Printed on recycled paper